UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-116



                        The Investment Company of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: December 31, 2004





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 9007
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

ICA  The Investment Company of America

Understanding your investment in ICA

[front cover - American flags hanging on old downtown office buildings]

Annual report for the year ended December 31, 2004

ICA(SM) seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The Investment Company of America(R) is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders                                                1
The value of a long-term perspective                                  3
Understanding your investment in ICA                                  6
The portfolio counselors                                              9
Summary investment portfolio                                         12
Directors and officers                                               29
The American Funds family                                    back cover

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Please see page 4 for Class A share average annual total returns with relevant sales charges deducted. Other share class results and important information can be found on page 28.

The fund's 30-day yield for Class A shares as of January 31, 2005, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 1.73%, which reflects a fee waiver (1.72% without the fee waiver).

Investments outside the United States involve special risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks.

[photo - American flag hanging on an old downtown office buildings]




FELLOW SHAREHOLDERS:



2004 results at a glance

Year ended December 31, 2004
(with dividends and capital gain distributions reinvested)

                                                    Standard & Poor's 500
                                       ICA             Composite Index

Income return                        +1.82%               +  1.76%
Capital return                       +7.96%               +  9.11%

Total return                         +9.78%                +10.87%

Dividends and capital gain distribution paid in 2004

                                    Per share           Payment date

Income dividends                     $0.13                March 8
                                     $0.13                June 7
                                     $0.13                Sept. 7
                                     $0.13                Dec. 14
                                      $0.52
Capital gain distribution            $0.355               Dec. 14

Expense ratios and portfolio turnover rates(1)

Year ended December 31, 2004

                                      ICA            Industry average(2)

Expense ratio(3)                      0.57%                1.28%
Portfolio turnover rate              19%                  65%

(1) The expense ratio is the annual percentage of net assets used to pay fund expenses. The portfolio turnover rate is a measure of how often securities are bought and sold by a fund.

(2) Growth & Income Funds (with an initial sales charge), as measured by Lipper.

(3) The fund's investment adviser is waiving a portion of management fees. Expense ratios shown reflect the waiver. Please see the Financial Highlights table on page 23 or in the fund's prospectus for details.


In 2004, two distinct environments characterized the stock market. For the first three quarters, uncertainties about the U.S. presidential election, the war in Iraq, rising interest rates, difficulties in the job market and higher crude oil prices held back stock prices. In the fourth quarter, however, some of those concerns eased: the U.S. presidential election was over, crude oil prices had begun to decline, interest rates had not risen as much as anticipated and corporate earnings were strong.

In this environment, both the stock market and The Investment Company of America finished the year with solid gains. For the 12 months ended December 31, 2004, ICA posted a total return of 9.8%. Its benchmark, the unmanaged Standard & Poor's 500 Composite Index, which tracks relatively large companies listed primarily on U.S. exchanges, gained 10.9%. ICA's return assumes reinvestment of quarterly dividends totaling 52 cents a share and a capital gain distribution of 35-1/2 cents a share, which was paid in December 2004. The fund's income return amounted to 1.8%, in line with the S&P 500.

PUTTING THE YEAR IN PERSPECTIVE

During the period, ICA's gains were broad: of the 172 stocks held throughout the entire fiscal year, 121 of them rose in price, including eight of the 10 largest holdings. Strong corporate earnings helped the fund's holdings in the financial sector, while the rise in crude oil prices helped holdings in the energy sector. The basic materials sector, which includes chemical, metal and paper companies, benefited from strong earnings and increased pricing power.

Two sectors that lagged the broader market and hurt our results were technology and pharmaceuticals. Many companies in the technology sector, which enjoyed a strong recovery in 2003, gave back some of those gains in 2004. The pharmaceutical industry was hampered by a combination of issues, including the possibility of increased regulation and pricing pressure, individual product problems resulting in several blockbuster drugs being pulled off the market, and looming patent expirations.

DIVIDENDS MAKE A COMEBACK

ICA has always sought long-term growth of capital and income, placing greater emphasis on future dividends than on current income. Dividends are the most predictable part of total return. When the stock market is falling, dividend payments can be a hedge for investors. When the stock market is rising, they add to capital gains.

Since the dividend tax cut was passed two years ago, a growing number of companies have increased or initiated dividend payouts for the first time. This renewed focus on dividends not only broadens the fund's universe of investment choices, but could eventually enhance the value of dividend-paying stocks. We believe the increased attention to dividends is a positive long-term trend that will ultimately benefit ICA shareholders.

MAINTAINING A LONG-TERM PERSPECTIVE

As we enter the next period, we remain cautiously optimistic. Although the U.S. economy remains strong, there are also underlying risks, including a continued rise in interest rates, growing U.S. budget and trade deficits, the ongoing hostilities in Iraq and geopolitical unrest. Any of these factors could have a negative effect on stock prices.

Because it is impossible to predict the events that may cause short-term fluctuations in the stock market, we manage the fund with a long-term perspective, paying close attention to risk. We focus on buying companies at reasonable prices that we can hold for many years. As a result, ICA's turnover ratio, which indicates the percentage of the fund's assets that have changed over the course of a year, is 19%. That compares with an average 65% among other growth-and-income funds.

Our value-oriented investment philosophy and long-term outlook have helped the fund produce solid returns over extended periods. During the past five-year period ended December 31, 2004, which encompasses the market high and subsequent downturn, ICA produced an average annual total return of 3.3%, compared with a -2.3% return for the S&P 500. Over the past 10 years ended December 31, 2004, shareholders earned an average annual total return of 13.0%, compared with 12.1% for the S&P 500.

For a better understanding of what distinguishes ICA from other growth-and-income funds, please see our feature starting on page 6.

As always, we appreciate your continued support and welcome the many new shareholders who have joined the fund in the past year, helping to increase the fund's assets by 14% and the number of shareholder accounts by 13%.

Sincerely,

/s/ R. Michael Shanahan                 /s/ James F. Rothenberg
R. Michael Shanahan                     James F. Rothenberg
Chairman of the Board                   President

February 7, 2005

For current information about the fund, visit americanfunds.com.


THE VALUE OF A LONG-TERM PERSPECTIVE (1934-2004)

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund figures reflect deduction of the maximum sales charge of 5.75% on a $10,000 investment.* Thus, the net amount invested was $9,425.+

This chart illustrates a hypothetical $10,000 investment in The Investment Company of America over the past 71 years, from January 1, 1934, through December 31, 2004, showing the high, low and closing values for each year.

The figures in the table below the chart include the fund's total return for each of those years. As you look through the table, you will see that the fund's total return can fluctuate greatly from year to year. In some years, it was well into double digits. In other years, the fund had a negative return. Over the entire period, a $10,000 investment in the fund, with all dividends reinvested, would have grown to $53,674,543, compared with $20,819,110 in Standard & Poor's 500 Composite Index.

You can use this table to estimate how the value of your own holdings has grown. Let's say, for example, that you have been reinvesting all of your dividends and want to know how your investment has done since the end of 1994. At that time, the value of the investment illustrated here was $15.8 million. Since then, it has more than tripled, to $53.7 million. Thus, in the same period, the value of your 1994 investment -- regardless of size -- has also more than tripled.

* As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge for dividends or capital gain distributions that are reinvested in additional shares.

+ The maximum initial sales charge was 8.5% prior to July 1, 1988.

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2004

CLASS A SHARES*

1 year                        +3.47%
5 years                       +2.06%
10 years                     +12.37%

Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

The fund's investment adviser is waiving a portion of management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 23 or in the fund's prospectus for details.

* Results for other share classes can be found on page 28.

AVERAGE ANNUAL RETURNS FOR 71 YEARS (1/1/34-12/31/04)

Income return                   3.2%
Capital return                  9.7%

Total return                   12.9%

Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

The fund's investment adviser is waiving a portion of management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 23 or in the fund's prospectus for details.


[Begin Mountain Chart]


ICA with dividends reinvested           $53,674,543 (1)
S&P 500 with dividends reinvested       $20,819,110
ICA not including dividends             $ 6,162,997 (2)
original investment                     $    10,000

Value added by reinvestment of dividends



Year ended                    ICA with dividends      ICA not including
December 31,2003                   reinvested(1)          dividends (2)

original investment                 $   10,000                $10,000
1/1/1934                                 9,426                  9,426
3/31/1934                               12,022                 12,022
9/30/1934                                9,735                  9,735
12/31/1934                              11,822                 11,822
3/31/1935                               11,109                 11,109
12/31/1935                              21,643                 21,643
4/30/1936                               21,738                 21,738
12/31/1936                              31,560                 31,042
3/31/1937                               34,870                 34,173
12/31/1937                              19,424                 18,339
3/31/1938                               16,450                 15,458
12/31/1938                              24,776                 23,174
5/17/1939                               19,196                 17,954
10/26/1939                              26,380                 24,439
12/31/1939                              24,986                 22,860
4/9/1940                                26,104                 23,788
5/22/1940                               18,337                 16,710
12/31/1940                              24,384                 21,460
4/22/1941                               20,228                 17,599
7/28/1941                               25,516                 21,886
12/31/1941                              22,590                 18,816
4/28/1942                               20,675                 17,070
11/17/1942                              25,558                 20,530
12/31/1942                              26,376                 20,893
1/6/1943                                26,421                 20,929
6/5/1943                                34,560                 27,239
12/31/1943                              35,019                 26,861
1/3/1944                                34,911                 26,778
12/11/1944                              42,785                 32,140
12/31/1944                              43,193                 32,130
12/1/1945                               58,160                 42,529
12/31/1945                              59,091                 42,949
5/28/1946                               69,344                 50,213
10/9/1946                               51,668                 37,011
12/31/1946                              57,692                 40,687
2/8/1947                                59,739                 42,131
5/19/1947                               47,608                 33,318
12/31/1947                              58,217                 39,332
2/11/1948                               51,157                 34,562
6/14/1948                               64,466                 43,169
12/31/1948                              58,430                 37,714
6/13/1949                               51,933                 33,172
12/31/1949                              63,941                 39,436
7/31/1950                               61,544                 37,284
11/24/1950                              75,452                 45,291
12/31/1950                              76,618                 45,185
1/31/1951                               77,522                 45,718
9/13/1951                               90,575                 52,493
12/31/1951                              90,274                 51,159
5/1/1952                                87,738                 49,312
11/26/1952                              98,358                 54,208
12/31/1952                             101,293                 55,306
1/5/1953                               101,540                 55,440
9/14/1953                               90,546                 47,981
12/31/1953                             101,747                 53,362
1/11/1954                              102,187                 53,593
11/26/1954                             150,963                 77,300
12/31/1954                             158,859                 80,780
1/6/1955                               153,710                 78,162
12/5/1955                              197,380                 98,416
12/31/1955                             199,216                 98,531
1/23/1956                              188,642                 93,301
8/2/1956                               228,301                111,574
12/31/1956                             220,648                106,303
7/10/1957                              234,719                111,636
12/23/1957                             191,223                 89,401
12/31/1957                             194,433                 90,912
1/2/1958                               196,485                 91,871
12/31/1958                             281,479                128,040
2/9/1959                               276,271                125,672
8/3/1959                               317,753                142,951
12/31/1959                             321,419                142,883
1/5/1960                               322,622                143,418
3/8/1960                               294,359                130,051
12/31/1960                             335,999                145,598
1/3/1961                               333,381                144,463
11/29/1961                             416,623                177,692
12/31/1961                             413,553                175,370
1/3/1962                               412,847                175,071
6/25/1962                              302,234                126,569
12/31/1962                             358,801                148,179
3/1/1963                               362,959                148,959
11/13/1963                             435,346                176,692
12/31/1963                             440,900                177,834
1/2/1964                               443,327                178,813
11/18/1964                             524,007                208,216
12/31/1964                             512,592                202,347
6/28/1965                              515,302                201,387
11/30/1965                             636,844                247,766
12/31/1965                             650,691                251,554
2/11/1966                              695,632                268,929
10/7/1966                              554,914                211,085
12/31/1966                             657,094                248,035
1/4/1967                               653,924                246,838
9/25/1967                              848,270                315,022
12/31/1967                             846,942                312,474
3/5/1968                               767,364                281,436
11/29/1968                           1,016,106                368,877
12/31/1968                             990,641                356,574
2/6/1969                               997,966                359,210
12/17/1969                             861,534                301,409
12/31/1969                             884,825                309,612
1/5/1970                               900,901                315,237
5/26/1970                              671,567                232,836
12/31/1970                             908,020                307,422
1/4/1971                               899,324                304,478
4/28/1971                            1,041,783                349,622
12/31/1971                           1,062,653                349,729
1/3/1972                             1,061,134                349,229
12/11/1972                           1,236,416                399,226
12/31/1972                           1,231,089                394,703
1/5/1973                             1,240,738                397,797
12/13/1973                             969,368                300,861
12/31/1973                           1,024,069                317,912
3/13/1974                            1,078,732                331,700
10/3/1974                              753,595                227,497
12/31/1974                             840,311                245,527
1/2/1975                               860,275                251,360
7/15/1975                            1,192,557                342,306
12/31/1975                           1,137,662                317,656
1/2/1976                             1,146,259                320,057
12/15/1976                           1,445,050                393,403
12/31/1976                           1,474,372                398,100
1/3/1977                             1,468,350                396,474
10/25/1977                           1,332,040                350,404
12/31/1977                           1,436,404                374,309
3/1/1978                             1,346,165                347,473
9/11/1978                            1,868,543                475,286
12/31/1978                           1,647,486                414,423
2/27/1979                            1,616,223                406,559
9/21/1979                            1,993,884                489,102
12/31/1979                           1,963,313                475,671
4/21/1980                            1,749,599                419,477
11/18/1989                           2,440,065                573,991
12/31/1980                           2,380,191                552,244
4/27/1981                            2,540,345                583,092
9/25/1981                            2,250,820                505,060
12/31/1981                           2,401,095                530,866
8/12/1982                            2,283,451                486,986
12/7/1982                            3,273,730                683,755
12/31/1982                           3,212,002                670,593
1/24/1983                            3,149,704                657,586
10/10/1983                           3,954,414                800,660
12/31/1983                           3,859,718                774,521
1/5/1984                             3,938,558                790,342
7/24/1984                            3,487,720                684,698
12/31/1984                           4,117,193                791,975
1/8/1985                             4,042,335                777,575
12/31/1985                           5,491,899              1,017,909
1/10/1986                            5,378,077                996,812
8/26/1986                            6,822,055              1,244,530
12/31/1986                           6,685,668              1,200,523
8/25/1987                            8,964,992              1,587,087
12/4/1987                            6,490,173              1,124,110
12/31/1987                           7,049,189              1,220,933
1/20/1988                            6,898,255              1,194,791
10/20/1988                           8,057,725              1,361,557
12/31/1988                           7,989,297              1,327,380
1/3/1989                             7,952,253              1,321,225
10/9/1989                           10,570,716              1,717,619
12/31/1989                          10,338,606              1,652,758
7/16/1990                           11,034,382              1,738,645
9/24/1990                            9,349,249              1,461,722
12/31/1990                          10,409,044              1,598,827
1/9/1991                             9,964,580              1,530,558
12/31/1991                          13,171,913              1,969,884
4/8/1992                            12,725,819              1,890,999
12/8/1992                           14,053,663              2,062,293
12/31/1992                          14,092,259              2,052,171
12/31/1993                          15,729,390              2,234,162
2/2/1994                            16,250,342              2,308,157
12/31/1994                          15,753,859              2,180,619
12/13/1995                          20,601,536              2,800,127
12/31/1995                          20,578,729              2,779,669
1/10/1996                           20,131,158              2,719,214
11/29/1996                          24,948,962              3,317,338
12/31/1996                          24,560,579              3,247,865
1/2/1997                            24,449,079              3,233,121
10/7/1997                           32,201,069              4,203,593
12/31/1997                          31,881,159              4,142,665
1/9/1998                            30,538,200              3,968,160
11/27/1998                          38,263,637              4,911,956
12/31/1998                          39,193,520              5,008,240
7/16/1999                           44,986,534              5,706,524
12/14/1999                          43,402,315              5,461,630
12/31/1999                          45,682,203              5,748,525
6/2/2000                            48,297,061              6,033,245
12/20/2000                          45,816,353              5,674,950
12/31/2000                          47,435,198              5,875,465
2/1/2001                            48,641,695              6,024,905
9/21/2001                           39,682,272              4,850,856
12/31/2001                          45,258,581              5,507,475
3/19/2002                           46,842,670              5,674,249
10/9/2002                           34,116,968              4,090,963
12/31/2002                          38,709,050              4,616,859
3/11/2003                           35,518,986              4,211,803
12/31/2003                          48,891,609              5,713,492
8/12/2004                           47,651,727              5,519,344
12/1/2004                           53,072,477              6,119,617
12/31/2004                          53,674,543              6,162,997



Year ended                S&P 500 with dividends
December 31,2003                      reinvested

original investment                 $   10,000
1/1/1934                                10,000
2/6/1934                                11,741
7/26/1934                                8,454
12/31/1934                               9,851
3/14/1935                                8,427
11/19/1935                              14,477
12/31/1935                              14,555
11/9/1936                               19,849
12/31/1936                              19,479
3/6/1937                                21,235
11/24/1937                              11,991
12/31/1937                              12,670
3/31/1938                               10,259
11/9/1938                               17,200
12/31/1938                              16,604
4/8/1939                                12,860
12/31/1939                              16,542
1/3/1940                                16,913
6/10/1940                               12,166
12/31/1940                              14,918
1/10/1941                               15,313
12/31/1941                              13,193
4/28/1942                               11,422
12/31/1942                              15,880
7/14/1943                               21,055
12/31/1943                              19,980
2/7/1944                                19,830
12/31/1944                              23,920
12/10/1945                              33,103
12/31/1945                              32,629
5/29/1946                               36,538
10/9/1946                               27,277
12/31/1946                              29,994
2/8/1947                                31,833
5/17/1947                               27,243
12/31/1947                              31,703
2/14/1948                               28,756
6/15/1948                               36,057
12/31/1948                              33,420
6/13/1949                               30,578
12/31/1949                              39,688
1/14/1950                               39,428
12/31/1950                              52,266
10/15/1951                              63,758
12/31/1951                              64,813
2/20/1952                               63,185
12/31/1952                              76,702
9/14/1953                               67,974
12/31/1953                              75,955
12/31/1954                             115,881
1/17/1955                              111,372
11/14/1955                             154,321
12/31/1955                             152,428
1/23/1956                              144,485
8/2/1956                               170,376
12/31/1956                             162,378
7/15/1957                              174,227
10/22/1957                             139,617
12/31/1957                             144,887
12/31/1958                             207,642
2/9/1959                               201,972
8/3/1959                               232,356
12/31/1959                             232,467
10/25/1960                             208,328
12/31/1960                             233,601
12/12/1961                             300,180
12/31/1961                             296,461
6/26/1962                              219,517
12/31/1962                             270,656
1/2/1963                               268,898
12/31/1963                             332,369
11/20/1964                             391,802
12/31/1964                             387,133
6/28/1965                              377,268
11/15/1965                             433,749
12/31/1965                             435,356
2/6/1966                               444,115
10/7/1966                              353,265
12/31/1966                             391,500
9/25/1967                              485,648
12/31/1967                             485,272
3/5/1968                               443,658
11/29/1968                             560,886
12/31/1968                             538,975
5/14/1969                              556,520
12/31/1969                             493,481
5/26/1970                              375,967
12/31/1970                             512,963
4/28/1971                              587,707
11/23/1971                             515,114
12/31/1971                             586,320
12/11/1972                             702,350
12/31/1972                             697,692
1/11/1973                              710,635
12/5/1973                              560,537
12/31/1973                             595,206
1/3/1974                               608,935
10/3/1974                              392,237
12/31/1974                             437,674
7/15/1975                              623,524
12/31/1975                             600,610
9/21/1976                              736,520
12/31/1976                             744,318
11/2/1977                              653,147
12/31/1977                             691,044
3/6/1978                               637,133
9/12/1978                              804,939
12/31/1978                             736,452
10/5/1979                              887,816
12/31/1979                             873,499
3/27/1980                              801,694
11/28/1980                           1,192,966
12/31/1980                           1,156,970
1/6/1981                             1,177,082
9/25/1981                              993,719
12/31/1981                           1,100,011
8/12/1982                              952,442
11/9/1982                            1,348,614
12/31/1982                           1,337,025
1/3/1983                             1,315,159
10/10/1983                           1,696,711
12/31/1983                           1,638,595
7/24/1984                            1,503,740
11/6/1984                            1,760,537
12/31/1984                           1,741,395
1/4/1985                             1,704,326
12/31/1985                           2,293,883
1/22/1986                            2,209,306
12/2/1986                            2,846,898
12/31/1986                           2,722,038
8/25/1987                            3,851,956
12/4/1987                            2,588,662
12/31/1987                           2,864,962
1/20/1988                            2,813,363
10/21/1988                           3,379,672
12/31/1988                           3,339,470
10/9/1989                            4,438,664
12/31/1989                           4,395,793
7/16/1990                            4,669,466
10/11/1990                           3,773,954
12/31/1990                           4,259,140
1/9/1991                             4,017,563
12/31/1991                           5,553,915
4/8/1992                             5,290,606
12/18/1992                           6,039,956
12/31/1992                           5,976,474
1/8/1993                             5,885,121
12/31/1993                           6,577,517
2/2/1994                             6,806,430
4/4/1994                             6,231,341
12/31/1994                           6,664,017
12/13/1995                           9,234,475
12/31/1995                           9,165,271
1/10/1996                            8,905,609
11/25/1996                          11,473,195
12/31/1996                          11,268,247
12/5/1997                           15,211,783
12/31/1997                          15,026,327
1/9/1998                            14,364,532
12/29/1998                          19,495,529
12/31/1998                          19,320,168
1/14/1999                           19,052,345
12/31/1999                          23,384,822
3/24/2000                           24,358,139
12/20/2000                          20,344,921
12/31/2000                          21,256,384
1/30/2001                           22,116,924
9/21/2001                           15,685,356
12/31/2001                          18,731,955
1/4/2002                            19,130,553
10/9/2002                           12,823,508
12/31/2002                          14,593,631
3/11/2003                           13,325,833
12/31/2003                          18,777,238
8/12/2004                           18,124,599
12/30/2004                          20,815,662
12/31/2004                          20,819,110

[end mountain chart]






Year ended December 31                       1934         1935         1936         1937         1938          1939         1940

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                         --            --          $0.4          1.0          0.2           0.5          0.9
Value at year-end                          $11.8          21.6         31.6         19.4         24.8          25.0         24.4
Dividends in cash                            --            --          $0.4          1.0          0.2           0.5          0.8
Value at year-end                          $11.8          21.6         31.0         18.3         23.2          22.9         21.5

Annual percentage returns assuming dividends reinvested

Income return                               0.0 %         0.0           1.8          3.2          0.9           2.2          3.6
Capital return                             18.2 %        83.1          44.0        (41.7)        26.7          (1.4)        (6.0)
ICA total return                           18.2%         83.1          45.8        (38.5)        27.6           0.8         (2.4)
Fund expenses (3)                           0.94%         1.13          1.19         1.53         1.89          2.02         1.88



Year ended December 31                       1941         1942         1943         1944         1945          1946         1947

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                        1.3           1.2           1.1          1.2          1.2           1.8          2.4
Value at year-end                          22.6          26.4          35.0         43.2         59.1          57.7         58.2
Dividends in cash                           1.1           1.0           0.9          0.9          0.9           1.3          1.7
Value at year-end                          18.8          20.9          26.9         32.1         42.9          40.7         39.3

Annual percentage returns assuming dividends reinvested

Income return                               5.2           5.3           4.2          3.5          2.8           3.0          4.2
Capital return                            (12.6)         11.5          28.6         19.8         34.0          (5.4)        (3.3)
ICA total return                           (7.4)         16.8          32.8         23.3         36.8          (2.4)         0.9
Fund expenses3                              1.95          2.13          1.72         1.45         1.06          0.98         1.10


Year ended December 31                       1948         1949         1950         1951         1952          1953         1954

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                        2.7           2.7           3.2          3.4          3.5           3.9          4.1
Value at year-end                          58.4          63.9          76.6         90.3        101.3         101.7        158.9
Dividends in cash                           1.8           1.7           1.9          2.0          2.0           2.1          2.1
Value at year-end                          37.7          39.4          45.2         51.2         55.3          53.4         80.8

Annual percentage returns assuming dividends reinvested

Income return                               4.6           4.6           4.9          4.4          3.9           3.9          4.0
Capital return                             (4.2)          4.8          14.9         13.4          8.3          (3.5)        52.1
ICA total return                            0.4           9.4          19.8         17.8         12.2           0.4         56.1
Fund expenses3                              1.08          0.96          1.01         0.93         0.81          0.85         0.88


Year ended December 31                       1955         1956         1957         1958         1959          1960         1961

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                        5.1           5.6           6.2          6.5          7.0           8.1          8.4
Value at year-end                         199.2         220.6         194.4        281.5        321.4         336.0        413.6
Dividends in cash                           2.6           2.7           3.0          3.0          3.2           3.6          3.6
Value at year-end                          98.5         106.3          90.9        128.0        142.9         145.6        175.4

Annual percentage returns assuming dividends reinvested

Income return                               3.2           2.8           2.8          3.4          2.5           2.5          2.5
Capital return                             22.2           8.0         (14.7)        41.4         11.7           2.0         20.6
ICA total return                           25.4          10.8         (11.9)        44.8         14.2           4.5         23.1
Fund expenses3                              0.86          0.80          0.76         0.68         0.64          0.62         0.59


Year ended December 31                       1962         1963         1964         1965         1966          1967         1968

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                        9.1           9.6          10.7         12.1         15.5          18.4         22.6
Value at year-end                         358.8         440.9         512.6        650.7        657.1         846.9        990.6
Dividends in cash                           3.8           3.9           4.3          4.7          5.9           6.9          8.3
Value at year-end                         148.2         177.8         202.3        251.6        248.0         312.5        356.6

Annual percentage returns assuming dividends reinvested
Income return                               2.2           2.7           2.4          2.4          2.4           2.8          2.7
Capital return                            (15.4)         20.2          13.9         24.5         (1.4)         26.1         14.3
ICA total return                          (13.2)         22.9          16.3         26.9          1.0          28.9         17.0
Fund expenses3                              0.61          0.59          0.58         0.57         0.52          0.50         0.49


Year ended December 31                       1969         1970         1971         1972         1973          1974         1975

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                       25.3          27.3          28.6         29.9         33.4          52.2         49.8
Value at year-end                         884.8         908.0       1,062.7      1,231.1      1,024.1         840.3      1,137.7
Dividends in cash                           9.0           9.4           9.6          9.7         10.6          15.9         14.3
Value at year-end                         309.6         307.4         349.7        394.7        317.9         245.5        317.7

Annual percentage returns assuming dividends reinvested

Income return                               2.6           3.1           3.1          2.8          2.7           5.1          5.9
Capital return                            (13.3)         (0.5)         13.9         13.1        (19.5)        (23.0)        29.5
ICA total return                          (10.7)          2.6          17.0         15.9        (16.8)        (17.9)        35.4
Fund expenses3                              0.48          0.55          0.51         0.49         0.47          0.49         0.48


Year ended December 31                       1976         1977         1978         1979         1980          1981         1982

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                       46.4          49.8          56.0         70.0         91.3         115.9        146.1
Value at year-end                       1,474.4       1,436.4       1,647.5      1,963.3      2,380.2       2,401.1      3,212.0
Dividends in cash                          12.8          13.3          14.4         17.3         21.7          26.4         31.6
Value at year-end                         398.1         374.3         414.4        475.7        552.2         530.9        670.6

Annual percentage returns assuming dividends reinvested

Income return                               4.1           3.4           3.9          4.2          4.7           4.9          6.1
Capital return                             25.5          (6.0)         10.8         15.0         16.5          (4.0)        27.7
ICA total return                           29.6          (2.6)         14.7         19.2         21.2           0.9         33.8
Fund expenses3                              0.46          0.49          0.49         0.47         0.46          0.45         0.46


Year ended December 31                       1983         1984         1985         1986         1987          1988         1989

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                      147.2         160.4         174.9        203.8        267.5         318.7        370.8
Value at year-end                       3,859.7       4,117.2       5,491.9      6,685.7      7,049.2       7,989.3     10,338.6
Dividends in cash                          30.3          31.7          33.2         37.3         47.5          54.4         60.7
Value at year-end                         774.5         792.0       1,017.9      1,200.5      1,220.9       1,327.4      1,652.8

Annual percentage returns assuming dividends reinvested

Income return                               4.6           4.2           4.2          3.7          4.0           4.5          4.6
Capital return                             15.6           2.5          29.2         18.0          1.4           8.8         24.8
ICA total return                           20.2           6.7          33.4         21.7          5.4          13.3         29.4
Fund expenses3                              0.44          0.47          0.43         0.41         0.42          0.48         0.52


Year ended December 31                       1990         1991         1992         1993         1994          1995         1996

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                      406.3         320.4         357.8        374.4        407.2         450.1        480.1
Value at year-end                      10,409.0      13,171.9      14,092.3     15,729.4     15,753.9      20,578.7     24,560.6
Dividends in cash                          64.1          48.7          53.0         54.0         57.3          61.7         64.3
Value at year-end                       1,598.8       1,969.9       2,052.2      2,234.2      2,180.6       2,779.7      3,247.9

Annual percentage returns assuming dividends reinvested

Income return                               3.9           3.1           2.7          2.7          2.6           2.9          2.3
Capital return                             (3.2)         23.4           4.3          8.9         (2.4)         27.7         17.0
ICA total return                            0.7          26.5           7.0         11.6          0.2          30.6         19.3
Fund expenses3                              0.55          0.59          0.58         0.59         0.60          0.60         0.59


Year ended December 31                       1997         1998         1999         2000         2001          2002         2003

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                      510.3         584.1         651.8        743.4        804.1         833.3        864.3
Value at year-end                      31,881.2      39,193.5      45,682.2     47,435.2     45,258.6      38,709.1     48,891.6
Dividends in cash                          67.0          75.4          82.8         93.0         99.0         100.7        102.2
Value at year-end                       4,142.7       5,008.2       5,748.5      5,875.5      5,507.5       4,616.9      5,713.5

Annual percentage returns assuming dividends reinvested

Income return                               2.1           1.8           1.7          1.6          1.7           1.8          2.2
Capital return                             27.7          21.1          14.9          2.2         (6.3)        (16.3)        24.1
ICA total return                           29.8          22.9          16.6          3.8         (4.6)        (14.5)        26.3
Fund expenses3                              0.56          0.55          0.55         0.56         0.57          0.59         0.59


Year ended December 31                       2004

Year-by-year summary of results (dollars in thousands)

Dividends reinvested                      887.4
Value at year-end                      53,674.5 (1)
Dividends in cash                         103.0
Value at year-end                       6,163.0 (2)

Annual percentage returns assuming dividends reinvested

Income return                               1.8
Capital return                              8.0
ICA total return                            9.8
Fund expenses3                              0.57



Past results are not predictive of future results. The results shown are before taxes on fund distributions and sale of fund shares. All results are calculated with dividends reinvested or interest compounded.

The S&P 500 is unmanaged and does not reflect the effects of sales charges, commissions or expenses.

(1) Includes dividends of $11,322,154 and capital gain distributions of $23,098,618 reinvested in the years 1936-2004.
(2) Includes reinvested capital gain distributions of $3,325,690, but does not reflect income dividends of $1,720,978 taken in cash.
(3) Fund expense percentages are provided as additional information. They should not be subtracted from any other figure on the table because all fund results already reflect their effect.


[photo:  beach front with fenced-in walkway to the ocean]


UNDERSTANDING YOUR LONG-TERM INVESTMENT IN ICA

[photo:  American flag hanging on the side a building]

Since The Investment Company of America was formed more than 70 years ago, the world has experienced a number of sweeping social, political, economic, technological and cultural changes. Through them all, ICA's consistent investment approach has helped it to produce long-term results that have outpaced those of the broader market, as measured by the unmanaged Standard & Poor's 500 Composite Index, which tracks relatively large companies listed primarily on U.S. exchanges.

While there are certainly periods where ICA has lagged the S&P 500, the fund has earned an average annual total return of 13.0% (at net asset value) from its inception on January 1, 1934, through December 31, 2004, surpassing the 11.4% annualized return of the S&P 500 for that same period.

In this year's annual report, several of the fund's investment professionals discuss how the fund's unique management system, emphasis on research and focus on dividends have helped it to achieve superior long-term results. Included in the discussion are portfolio counselors Jim Lovelace, Don O'Neal, Gregg Ireland, Joyce Gordon and Dina Perry.

[Begin Pull Quote]
"Managing portfolios in today's market environment is a big job and we believe no one person or committee can do it all. In the system we use in ICA, each person brings a unique style and perspective to the job."
[End Pull Quote]

[photo:  sun setting over a valley gorge]

WHAT DISTINGUISHES ICA FROM OTHER GROWTH-AND-INCOME FUNDS?

JIM: I would say ICA's 71-year heritage is a distinguishing characteristic. Maintaining that heritage drives some decisions in the portfolio in terms of focusing on long-term results and on earning and distributing substantial dividends.

JOYCE: Two factors that differentiate ICA from growth-and-income funds outside the American Funds family are our long-term focus and our strong yield objective, which is higher than the average among other growth-and-income funds.

GREGG: Another distinguishing trait is the multiple portfolio counselor system, which divides the portfolio's assets into portions -- currently, nine are managed by the portfolio counselors and a larger 10th slice is managed by research analysts. Managing portfolios in today's market environment is a big job and we believe no one person or committee can do it all. In the system we use in ICA, each person brings a unique style and perspective to the job, and is encouraged to pursue his or her best ideas. As a result, each counselor holds companies in the portfolio that he or she feels a high degree of enthusiasm for based on his or her own work and the support of the research analysts.

Additionally, the culture is very supportive. Each portfolio counselor is responsible for his or her piece of the fund, but we spend most of our time sharing ideas and challenging and helping one another. The system combines the best qualities of individualism with teamwork.

WHAT ARE OTHER KEY BENEFITS OF THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM?

DON: In this system, no one person has to shoulder the entire burden. Instead, when cash comes in, we're able to divide it among all the different portfolio counselors and analysts, who also manage money in the research portfolio. It becomes a situation where "many hands make light work."

JOYCE: I agree. As the fund grows, we can add a new portfolio counselor to the mix or we can spread the incoming assets among the current portfolio counselors. It allows each counselor to buy his or her best ideas without worrying about completely diversifying their slice of the pie. As a result, every stock that the portfolio counselor holds is a strong conviction, whereas if you had one person running the entire portfolio, it's unlikely he or she would have the large number of strong convictions needed to make up an entire diversified portfolio.

WHAT IS THE VALUE OF HAVING A RESEARCH PORTION OF THE PORTFOLIO MANAGED BY THE ANALYSTS?

JIM: Like the multiple portfolio counselor system itself, the benefits are multi-dimensional. One advantage is giving investment responsibility to the people -- the analysts -- who are most familiar with the individual companies.

[Begin Pull Quote]
"Two factors that differentiate ICA from growth-and-income funds outside the American Funds family are our long-term focus and our strong yield objective." [End Pull Quote]

[photo: man jogging on a freeway overpass with fog and downtown buildings in the background]

Secondly, research portfolios are excellent communication tools. Analysts can communicate their level of conviction to the portfolio counselors by how much -- and when -- they invest in a particular stock.

It's also a great education for the analysts because they can learn what makes a good stock by actually experiencing the stock directly. And, it helps us to evaluate the investment talents of the analyst because we can tangibly measure their results.

Finally, it provides us with a vast reservoir of people trained in portfolio management that we can tap into when we need to add portfolio counselors to any of our funds. Since we already know their investment styles and interests, we don't have to start from scratch.

JOYCE: Because they are actually managing money, research analysts have a true career path where they're on equal footing with the counselors. That encourages analysts to stay analysts for a long period of time. As a result, we have analysts who have been covering the same industry for 10 to 20 years, which gives them much better insight than someone who's been covering a company for two years. It makes their recommendations more informed, more knowledgeable. That makes them better analysts and, in turn, makes us better counselors.

HOW DO YOU CHOOSE COMPANIES FOR THE PORTFOLIO?

JIM: The foundation for me, as it is for most of the portfolio counselors, is the research process -- what the analysts are finding attractive. Beyond that, I think you'll find we're all eclectic to a certain extent. Where I might have my own distinct style is the priority I place on dividends. ICA has a dual objective --capital appreciation and income -- with more focus on future dividends than present income.

DON: I tend to be attracted to stocks at either end of the spectrum -- those that are high-quality, growth-oriented companies or those that are turnaround situations with low multiples. I tend to focus on the two ends more than companies in the middle, but I'm willing to listen to our analysts and consider any good investment idea.

GREGG: I'm more of a deep-value investor. I like to buy companies that are out of favor when I believe the company is solid and can make a comeback in a reasonable amount of time. I tend to focus on cycles, and will often buy a stock when its economic or industry cycle is at its low and the market is not paying attention to the company's potential for rebound or its underlying true value. Compared with a lot of the other counselors, I'm probably more contrarian.

JOYCE: I like to find well-established companies that not only have a good yield, but are also growing that dividend each year. The dividend helps me to determine how to value the stock. I believe that the long-term growth in the dividend is the long-term growth rate of the company.

DINA: I tend to focus on unwanted and under-appreciated industries and companies. These could be economically sensitive industries like machinery or materials, or could be companies that are unaffected by economic cycles like those in the telecommunications or food industries. I analyze the valuation and growth prospects for such industries and companies, trying to determine if the market has ignored some of the positive factors.

WHAT AFFECT DO YOU THINK RISING INTEREST RATES WILL HAVE ON THE FUND?

DON: It partially depends on the reason behind the rising rates. If rates rise because of strong economic activity, I believe that will be good news for equities and the fund. If interest rates rise because of inflation and higher commodity prices across the board without accompanying economic growth, then we'll probably be stuck in a low return situation.

[Begin Sidebar]
A WEALTH OF EXPERIENCE

ICA's portfolio counselors bring together 248 years of investment experience to managing your investment. Here are the years of experience* for these primary decision-makers for the fund:

*As of March 1, 2005.

[photo:  Mike Shanahan]             [photo:  Jim Rothenberg]
Mike Shanahan                       Jim Rothenberg
40 years                            35 years

[photo:  Jim Drasdo                 [photo:  Gregg Ireland]
Jim Drasdo                          Gregg Ireland
33 years                            32 years

[photo:  Dina Perry]                [photo:  Joyce Gordon]
Dina Perry                          Joyce Gordon
27 years                            25 years

[photo:  Jim Lovelace]              [photo:  Don O'Neal]
Jim Lovelace                        Don O'Neal
23 years                            20 years

[photo:  Ross Sappenfield]
Ross Sappenfield
13 years

[End Sidebar]


[Begin Pull Quote]
"The tax cut for dividends helped to change the psychology of corporations in which we invest. ... Now shareholders are asking corporations much more often about dividends."
[End Pull Quote]

DESCRIBE THE ROLE THAT DIVIDENDS PLAY IN THE FUND.

DON: Dividends have played a major role in total return over long periods of time. I believe that dividends, in most cases, are more powerful for shareholder returns than share repurchases or acquisitions because they have a permanence to them that the stock market can capitalize into the long-run outlook. Share repurchases, by contrast, are by their nature more opportunistic and less permanent, and so they don't have as much of a long-term impact on the stock price as dividends do.

JIM: Dividends are a crucial part of the growth-and-income philosophy. Income provides a level of stability on two different levels. First, the companies that pay dividends tend to be more mature and more secure in their financial stability. Companies that are not in a position to pay dividends tend to be in a more speculative position.

Second, the income itself is a very stable part of your total return. Total return is a combination of changes in price and income. While prices can go up and down, the income is always positive. So the more of your return that comes from income, the more stable your return profile is over time. If you compare growth-and-income funds with growth funds, you'll find that long-term returns for both types of funds have been quite similar, but it's been much more stable with growth-and-income funds.

HAVE THE TAX CUTS OF TWO YEARS AGO MADE IT EASIER TO FIND DIVIDENDS?

DON: The tax cut for dividends helped to change the psychology of corporations in which we invest. It actually had become fashionable among corporations to not pay dividends or to keep them at a minimum. Part of the rationale behind that was that it wasn't tax efficient. Once that rationale was removed, there weren't as many arguments to hide behind, and so now shareholders are asking corporations much more often about dividends.

[Begin Pull Quote]
"Up until the 1990s, the U.S. market was one of the better yielding markets, but in the past 10 years that's changed. ... Having the flexibility to invest outside the U.S. is definitely helping ICA to provide the income that it does." [End Pull Quote]

[photo:  man leaning with his arms crossed on a fence post]

JIM: It's interesting when you put it into a historical context. There's definitely been a change in the number of companies paying dividends, and the change in the tax law was a contributing factor. Yet, fewer companies in the S&P 500 pay dividends today than 10 or 20 years ago, and the payout ratio on the S&P 500 is lower today than 10 or 20 years ago. Even at this point, yields are still less than 2% for the S&P 500, much lower than the historical average. So it has reversed a major trend away from dividends, but it's still got a long way to come back.

THE FUND INVESTS UP TO 15% OF ITS ASSETS IN NON-U.S. COMPANIES. WHAT IS THE BENEFIT OF INVESTING GLOBALLY FOR THIS TYPE OF FUND?

GREGG: One benefit is that it expands our choices in certain sectors. There are some industries that are not very well represented in the U.S. For example, almost all the great luxury goods companies are located in Europe and some segments of the electronics market -- for example, flat panel TVs -- are mostly Japanese companies. So if you want to participate in those growth opportunities, then you need to be invested outside the U.S.

There are also times when investments are more attractive overseas than here. Some of that is company-specific and some of that is industry-oriented. Right now, some of the best pharmaceutical opportunities are non-U.S. companies such as Novartis, based in Switzerland, and AstraZeneca, based in the United Kingdom.

JIM: It's also helped us find dividends. Up until the 1990s, the U.S. market was one of the better yielding markets, but in the past 10 years that's changed. Now the U.S. market is one of the lower yielding markets. Having the flexibility to invest outside the U.S. is definitely helping ICA to provide the income that it does.


SUMMARY INVESTMENT PORTFOLIO, December 31, 2004

Beginning with this report, a summary portfolio, approved under rules adopted by the Securities and Exchange Commission this year, will replace the complete listing of portfolio holdings used in previous shareholder reports. This summary portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. The schedule includes each of the fund's 50 largest holdings and investments of any issuer for which the total value of all holdings in that issuer exceeds 1% of the fund's net assets. A complete schedule of portfolio holdings is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.


[begin pie chart]
                                                          Percent
                                                           of net
INDUSTRY SECTOR DIVERSIFICATION                            assets

Financials                                                  12.12 %
Industrials                                                 11.39
Consumer discretionary                                       9.82
Information technology                                       9.42
Consumer staples                                             9.22
Other industries                                            31.70
Bonds & notes                                                2.63
Convertible securities                                        .23
Cash & equivalents                                          13.47
[end pie chart]


                                                                                              Shares          Market      Percent
                                                                                                               value       of net
COMMON STOCKS  - 83.67%                                                                                        (000)       assets

ENERGY  - 9.01%
Burlington Resources Inc.                                                                 16,600,000     $   722,100         .95%
ChevronTexaco Corp.                                                                       15,260,000         801,303         1.06
ENI SpA                                                                                   37,880,000         945,032         1.25
Royal Dutch Petroleum Co. (New York registered)                                           16,970,000         973,739
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                         7,000,000         359,800
"Shell" Transport and Trading Co., PLC                                                     2,900,000          24,674         1.79
Schlumberger Ltd.                                                                          8,000,000         535,600          .71
TOTAL SA                                                                                   2,505,000         545,218          .72
Other securities                                                                                           1,907,432         2.53
                                                                                                           6,814,898         9.01

MATERIALS  - 6.94%
Alcoa Inc.                                                                                14,876,400         467,416          .62
Dow Chemical Co.                                                                          26,532,200       1,313,609         1.73
Other securities                                                                                           3,482,172         4.59
                                                                                                           5,263,197         6.94

INDUSTRIALS  - 11.39%
Boeing Co.                                                                                13,000,000         673,010          .89
Burlington Northern Santa Fe Corp.                                                         9,200,000         435,252          .57
Caterpillar Inc.                                                                          12,170,000       1,186,697         1.56
Deere & Co.                                                                                8,200,000         610,080          .80
General Electric Co.                                                                      30,250,000       1,104,125         1.46
Lockheed Martin Corp.                                                                      8,560,000         475,508          .63
Raytheon Co.                                                                              11,946,000         463,863          .61
Tyco International Ltd.                                                                   28,100,000       1,004,294         1.32
Other securities                                                                                           2,684,453         3.55
                                                                                                           8,637,282        11.39

CONSUMER DISCRETIONARY  - 9.82%
Carnival Corp., units                                                                      8,000,000         461,040          .61
General Motors Corp.                                                                      15,450,000         618,927          .82
Lowe's Companies, Inc.                                                                    20,368,300       1,173,010         1.55
Target Corp.                                                                              21,100,000       1,095,723         1.44
Time Warner Inc.  (1)                                                                     53,900,000       1,047,816         1.38
Other securities                                                                                           3,042,247         4.02
                                                                                                           7,438,763         9.82

CONSUMER STAPLES  - 9.22%
Altria Group, Inc.                                                                        56,000,000       3,421,600         4.51
PepsiCo, Inc.                                                                             11,000,000         574,200          .76
Other securities                                                                                           3,002,020         3.95
                                                                                                           6,997,820         9.22

HEALTH CARE  - 5.13%
AstraZeneca PLC (ADR)                                                                      4,534,500         165,010
AstraZeneca PLC (Sweden)                                                                   5,909,500         214,421
AstraZeneca PLC (United Kingdom)                                                           5,393,900         195,253          .76
Bristol-Myers Squibb Co.                                                                  21,680,300         555,449          .73
Eli Lilly and Co.                                                                         11,860,000         673,055          .89
Other securities                                                                                           2,100,720         2.75
                                                                                                           3,903,908         5.13

FINANCIALS  - 12.12%
American International Group, Inc.                                                         8,713,900         572,242          .75
Bank of America Corp.                                                                     25,010,600       1,175,248         1.55
Fannie Mae                                                                                20,360,000       1,449,836         1.91
Freddie Mac                                                                                3,150,000         232,155          .31
HSBC Holdings PLC                                                                         30,697,111         517,071
HSBC Holdings PLC (ADR)                                                                    1,079,588          91,916          .80
J.P. Morgan Chase & Co.                                                                   22,836,200         890,840         1.17
Lloyds TSB Group PLC                                                                      58,000,000         525,718          .69
Washington Mutual, Inc.                                                                   15,400,000         651,112          .86
Wells Fargo & Co.                                                                          7,630,000         474,205          .63
Other securities                                                                                           2,618,435         3.45
                                                                                                           9,198,778        12.12

INFORMATION TECHNOLOGY  - 9.42%
Cisco Systems, Inc.  (1)                                                                  23,928,800         461,826          .61
Hewlett-Packard Co.                                                                       32,450,000         680,477          .90
International Business Machines Corp.                                                      6,845,000         674,780          .89
Microsoft Corp.                                                                           40,480,000       1,081,221         1.43
Texas Instruments Inc.                                                                    32,320,200         795,723         1.05
Other securities                                                                                           3,452,903         4.54
                                                                                                           7,146,930         9.42

TELECOMMUNICATION SERVICES  - 7.46%
BellSouth Corp.                                                                           30,800,000         855,932         1.13
SBC Communications Inc.                                                                   61,450,000       1,583,567         2.09
Sprint Corp. - FON Group                                                                  20,885,000         518,992          .68
Verizon Communications Inc.                                                               19,800,000         802,098         1.06
Vodafone Group PLC                                                                        73,500,000         198,948
Vodafone Group PLC (ADR)                                                                  17,000,000         465,460          .87
Other securities                                                                                           1,236,539         1.63
                                                                                                           5,661,536         7.46

UTILITIES  - 2.44%
Dominion Resources, Inc.                                                                   7,131,912         483,116          .63
Other securities                                                                                           1,379,225         1.81
                                                                                                           1,862,341         2.44

MISCELLANEOUS  -  0.72%
Other common stocks in initial period of acquisition                                                         553,733          .72


TOTAL COMMON STOCKS (cost: $43,770,093,000)                                                               63,479,186        83.67



                                                                                                              Market      Percent
                                                                                                               value       of net
CONVERTIBLE SECURITIES  - 0.23%                                                                                (000)       assets



TOTAL CONVERTIBLE SECURITIES (cost: $148,176,000)                                                            166,611          .23



                                                                                           Principal          Market      Percent
                                                                                              amount           value       of net
BONDS AND NOTES  - 2.63%                                                                       (000)           (000)       assets

CONSUMER DISCRETIONARY  - 0.09%
AOL Time Warner Inc. 5.625% 2005                                                             $21,045          21,240          .03
General Motors Acceptance Corp. 6.875% 2011                                                   50,000          51,308          .06
                                                                                                              72,548          .09

TELECOMMUNICATION SERVICES  - 1.09%
Sprint Capital Corp. 7.90%- 8.375% 2005-2012                                                 400,210         445,834          .59
Other securities                                                                                             376,913          .50
                                                                                                             822,747         1.09

MORTGAGE-BACKED OBLIGATIONS  - 0.72%
Fannie Mae 6.00%-6.50% 2017                                                                  518,074         545,523          .72
                                                                                                             545,523          .72

U.S.
                                                                                                             TREASURY
                                                                                                             BONDS
                                                                                                             &
                                                                                                             NOTES
                                                                                                             -
                                                                                                             0.73%
U.S. Treasury 1.50% 2005                                                                     555,000         554,567          .73
                                                                                                             554,567          .73


TOTAL BONDS AND NOTES (cost: $1,840,383,000)                                                               1,995,385         2.63



                                                                                           Principal          Market      Percent
                                                                                              amount           value       of net
SHORT-TERM SECURITIES  - 13.34%                                                                (000)           (000)       assets


Bank of America Corp. 2.00%-2.24% due 1/5-3/14/2005                                         $210,000     $   209,614         .28%
BellSouth Corp. 2.16%-2.28% due 1/21-1/26/2005  (2)                                          140,400         140,188          .18
Caterpillar Financial Services Corp. 2.07%-2.25% due 1/10-1/19/2005                           45,000          44,962          .06
Caterpillar Inc. 2.28% 1/18/2005 (2)                                                          30,000          29,966          .04
Edison Asset Securitization LLC 2.13-2.34% due 1/14-2/18/2005 (2)                            100,000          99,814          .13
General Electric Capital Corp. 2.11%-2.37% due 2/8-2/25/2005                                  84,900          84,642          .11
General Electric Capital Services Inc. 2.07% due 1/28/2005                                    50,000          49,913          .07
Eli Lilly and Co. 2.01%-2.27% due 1/11-2/1/2005 (2)                                          130,000         129,809          .17
Fannie Mae 2.15%-2.19% due 1/7-1/28/2005                                                      98,900          98,792          .13
Federal Home Loan Bank 2.01%-2.407% due 1/5-3/28/2005                                        596,950         595,343          .78
Freddie Mac 2.04%-2.43% due 1/12-3/22/2005                                                   576,424         574,542          .76
IBM Capital Inc. 1.955% due 1/6/2005 (2)                                                      25,000          24,991          .03
International Business Machines Corp. 2.21%-2.27% due 1/28-2/25/2005                          75,000          74,771          .10
International Bank for Reconstruction and Development 2.09%-2.24% due
     1/14-3/1/2005                                                                           469,300         468,297          .62
J.P. Morgan Chase & Co. 2.12% due 1/24/2005                                                   70,000          69,895          .09
Park Avenue Receivables Co. LLC 2.28%-2.34% due 1/12-1/28/2005 (2)                           103,502         103,368          .14
Preferred Receivables Funding Corp. 2.30% due 1/20/2005 (2)                                   20,000          19,974          .03
New Center Asset Trust 2.30% due 1/19/2005                                                    36,000          35,956          .05
New Center Asset Trust Plus 2.16%-2.39% due 1/21-2/18/2005                                   124,500         124,165          .16
SBC Communications Inc. 2.13%-2.36% due 1/24-2/15/2005 (2)                                   139,815         139,475          .18
U.S. Treasury Bills 1.70%-2.2675% due 1/6-4/14/2005                                        3,172,700       3,163,572         4.17
Other securities                                                                                           3,842,198         5.06


TOTAL SHORT-TERM SECURITIES (cost: $10,123,975,000)                                                       10,124,247        13.34


TOTAL INVESTMENT SECURITIES (cost: $55,882,627,000)                                                       75,765,429        99.87
OTHER ASSETS LESS LIABILITIES                                                                                101,976          .13

NET ASSETS                                                                                               $75,867,405      100.00%


INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2004 appear below.

                                                                                                              Dividend      Market
Company                                        Beginning       Purchases        Sales           Ending          income       value
                                                  shares                                        shares           (000)       (000)
Limited Brands Inc.                           20,749,400               -            -       20,749,400         $35,481    $477,651


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

(1) Security did not produce income during the last 12 months. (2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $2,812,711,000 which represented 3.70% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities
at December 31, 2004                          (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $55,625,447)                                           $75,287,778
  Affiliated issuers (cost: $257,180)                                                    477,651                    $75,765,429
 Cash denominated in non-U.S. currencies
  (cost: $9,182)                                                                                                          9,898
 Cash                                                                                                                       133
 Receivables for:
  Sales of fund's shares                                                                  81,948
  Dividends and interest                                                                 165,110                        247,058
                                                                                                                     76,022,518
LIABILITIES:
 Payables for:
  Purchases of investments                                                                47,143
  Repurchases of fund's shares                                                            65,176
  Investment advisory services                                                            14,284
  Services provided by affiliates                                                         25,036
  Deferred Directors' and Advisory Board compensation                                      2,985
  Other fees and expenses                                                                    489                        155,113
NET ASSETS AT DECEMBER 31, 2004                                                                                     $75,867,405

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                         $55,584,442
 Undistributed net investment income                                                                                    401,174
 Distributions in excess of net realized gain                                                                            (1,788)
 Net unrealized appreciation                                                                                         19,883,577
NET ASSETS AT DECEMBER 31, 2004                                                                                     $75,867,405


                                                       Authorized shares
                                                        of capital stock                             Shares      Net asset value
                                                       - $.001 par value       Net assets       outstanding        per share (1)

Class A                                                       2,500,000       $64,879,647         2,109,805                30.75
Class B                                                         250,000         3,682,575           120,175                30.64
Class C                                                         250,000         2,690,540            87,947                30.59
Class F                                                         250,000         1,208,900            39,351                30.72
Class 529-A                                                     325,000           625,244            20,347                30.73
Class 529-B                                                      75,000           155,118             5,057                30.67
Class 529-C                                                     150,000           188,417             6,141                30.68
Class 529-E                                                      75,000            27,073               882                30.68
Class 529-F                                                      75,000             5,121               167                30.71
Class R-1                                                        75,000            23,202               756                30.67
Class R-2                                                       100,000           361,381            11,783                30.67
Class R-3                                                       300,000           493,243            16,062                30.71
Class R-4                                                        75,000           119,176             3,880                30.72
Class R-5                                                       150,000         1,407,768            45,783                30.75

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $32.63 and $32.60, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended December 31, 2004                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $22,973; also includes $35,481 from affiliates)                              $1,495,975
  Interest (net of non-U.S. withholding
            tax of $3)                                                                             345,847             $1,841,822

 Fees and expenses:
  Investment advisory services                                                                     167,990
  Distribution services                                                                            203,917
  Transfer agent services                                                                           53,879
  Administrative services                                                                           11,898
  Reports to shareholders                                                                            3,427
  Registration statement and prospectus                                                              1,631
  Postage, stationery and supplies                                                                   5,866
  Directors' and Advisory Board compensation                                                         1,150
  Auditing and legal                                                                                   307
  Custodian                                                                                          2,187
  State and local taxes                                                                                571
  Other                                                                                                219
  Total expenses before reimbursement/waiver                                                       453,042
   Reimbursement/waiver of expenses                                                                  3,464                449,578
 Net investment income                                                                                                  1,392,244

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                                      921,085
  Non-U.S. currency transactions                                                                    (2,708)               918,377
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                    4,370,458
  Non-U.S. currency translations                                                                      (245)             4,370,213
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                                5,288,590
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                       $6,680,834



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                     (dollars in thousands)

                                                                                                      Year ended December 31
                                                                                                      2004                   2003
OPERATIONS:
 Net investment income                                                                          $1,392,244             $1,142,439
 Net realized gain on investments and
  non-U.S. currency transactions                                                                   918,377                500,253
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                              4,370,213             11,791,841
  Net increase in net assets
   resulting from operations                                                                     6,680,834             13,434,533

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
 Dividends from net investment income and currency gains                                        (1,194,353)            (1,107,178)
 Distributions from net realized gain on investments                                              (863,164)              (477,739)
  Total dividends and distributions paid to shareholders                                        (2,057,517)            (1,584,917)

CAPITAL SHARE TRANSACTIONS                                                                       4,709,994              4,923,852

TOTAL INCREASE IN NET ASSETS                                                                     9,333,311             16,773,468

NET ASSETS:
 Beginning of year                                                                              66,534,094             49,760,626
 End of year (including undistributed
  net investment income: $401,174 and $195,455, respectively)                                  $75,867,405            $66,534,094


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
                                              Contingent deferred sales
 Share class       Initial sales charge        charge upon redemption           Conversion feature
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes                                      B and 529-B None Declines from 5%
                                               to zero Classes B and 529-B
                                               convert to for redemptions within
                                               classes A and 529-A, six years of
                                               purchase respectively, after
                                               eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

CollegeAmerica  is a registered  trademark of the Virginia  College Savings
Plan./SM/

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.


3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of December 31, 2004, the cost of investment securities for federal income tax purposes was $55,880,051,000.

During the year ended December 31, 2004, the fund reclassified $7,958,000 from undistributed net realized gains to undistributed net investment income; and reclassified $130,000 from undistributed net investment income and $47,996,000 from undistributed net realized gains to additional paid-in capital to align financial reporting with tax reporting.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                    $404,631
Loss deferrals related to non-U.S. currency that were realized during the period
  November 1, 2004 through December 31, 2004                                                                  (472)
Gross unrealized appreciation on investment securities                                                  20,548,358
Gross unrealized depreciation on investment securities                                                    (662,980)
Net unrealized appreciation on investment securities                                                    19,885,378

During the year ended December 31, 2004, the fund realized, on a tax basis, a net capital gain of $911,164,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                                                Year ended December 31, 2004
                                                        Distributions from            Distributions from                     Total
                                                           ordinary income       long-term capital gains        distributions paid
Share class
Class A                                                        $ 1,074,604                     $ 738,649               $ 1,813,253
Class B                                                             33,455                        41,997                    75,452
Class C                                                             22,209                        30,628                    52,837
Class F                                                             18,386                        13,657                    32,043
Class 529-A                                                          8,408                         6,944                    15,352
Class 529-B                                                          1,051                         1,740                     2,791
Class 529-C                                                          1,270                         2,100                     3,370
Class 529-E                                                            290                           301                       591
Class 529-F                                                             61                            56                       117
Class R-1                                                              172                           255                       427
Class R-2                                                            2,737                         4,069                     6,806
Class R-3                                                            5,165                         5,511                    10,676
Class R-4                                                            1,396                         1,295                     2,691
Class R-5                                                           25,149                        15,962                    41,111
Total                                                          $ 1,194,353                     $ 863,164               $ 2,057,517


                                                                                Year ended December 31, 2003
                                                        Distributions from             Distributions from                    Total
                                                           ordinary income        long-term capital gains       distributions paid
Share class
Class A                                                        $ 1,028,846                     $ 419,520               $ 1,448,366
Class B                                                             29,917                        21,573                    51,490
Class C                                                             17,389                        14,109                    31,498
Class F                                                             12,101                         6,330                    18,431
Class 529-A                                                          5,082                         2,625                     7,707
Class 529-B                                                            751                           702                     1,453
Class 529-C                                                            843                           794                     1,637
Class 529-E                                                            175                           113                       288
Class 529-F                                                             26                            18                        44
Class R-1                                                              106                           100                       206
Class R-2                                                            1,323                         1,334                     2,657
Class R-3                                                            1,981                         1,596                     3,577
Class R-4                                                              493                           294                       787
Class R-5                                                            8,145                         8,631                    16,776
Total                                                          $ 1,107,178                     $ 477,739               $ 1,584,917


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of month-end net assets and decreasing to 0.222% on such assets in excess of $71 billion. During the year ended December 31, 2004, CRMC reduced investment advisory services fees by $2,898,000. As a result, the fee shown on the accompanying financial statements of $167,990,000, which was equivalent to an annualized rate of 0.240%, was reduced to $165,092,000, or 0.236% of month-end net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended December 31, 2004, CRMC agreed to pay a portion of these fees for classes R-1 and R-2. For the year ended December 31, 2004, the total fees paid by CRMC were $1,000 and $565,000 for Class R-1 and Class R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the year ended December 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A        $136,883          $50,723        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          33,071           3,156         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C         23,350          Included            $3,502              $498            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          2,676          Included            1,605                155            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         773           Included             738                 64                  $492
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B        1,257          Included             189                 55                  126
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C        1,496          Included             224                 52                  149
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         105           Included              32                  3                   21
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          9            Included              6                   1                   4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          182           Included              27                 11             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         2,081          Included             416                1,306           Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         1,838          Included             551                 287            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          196           Included             118                  6             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included            1,260                 *             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total         $203,917          $53,879            $8,668             $2,438                $792
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' AND ADVISORY BOARD COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board compensation of $1,150,000, shown on the accompanying financial statements, includes $791,000 in current fees (either paid in cash or deferred) and a net increase of $359,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS/TRUSTEES - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       WARRANTS

As of December 31, 2004, the fund had warrants outstanding which may be exercised at any time for the purchase of 821,806 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of December 31, 2004, the net asset value of Class A shares would have been reduced by $0.01 per share.

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                              Reinvestments of
Share class                                                                      Sales(1)               dividends and distributions
                                                                            Amount        Shares               Amount       Shares
Year ended December 31, 2004
Class A                                                                $ 6,876,973       235,443          $ 1,692,780       56,793
Class B                                                                    663,196        22,803               72,958        2,443
Class C                                                                    778,916        26,808               50,567        1,695
Class F                                                                    506,063        17,338               29,160          979
Class 529-A                                                                216,120         7,391               15,351          514
Class 529-B                                                                 46,827         1,607                2,790           93
Class 529-C                                                                 67,411         2,309                3,370          112
Class 529-E                                                                  9,407           323                  591           20
Class 529-F                                                                  2,328            79                  116            4
Class R-1                                                                   12,156           418                  427           14
Class R-2                                                                  195,647         6,727                6,804          227
Class R-3                                                                  301,164        10,320               10,669          357
Class R-4                                                                   85,334         2,912                2,690           90
Class R-5                                                                  193,400         6,618               40,829        1,371
Total net increase
   (decrease)                                                          $ 9,954,942       341,096          $ 1,929,102       64,712

Year ended December 31, 2003
Class A                                                                $ 6,429,510       254,074          $ 1,345,897       51,626
Class B                                                                    827,539        32,970               49,796        1,889
Class C                                                                    799,522        31,497               30,207        1,142
Class F                                                                    464,775        18,386               16,747          633
Class 529-A                                                                172,085         6,749                7,706          292
Class 529-B                                                                 44,857         1,779                1,453           55
Class 529-C                                                                 54,628         2,144                1,637           61
Class 529-E                                                                  8,128           322                  288           11
Class 529-F                                                                  2,042            80                   44            2
Class R-1                                                                   12,587           509                  205            8
Class R-2                                                                  169,458         6,780                2,655           99
Class R-3                                                                  207,420         8,202                3,564          132
Class R-4                                                                   33,326         1,338                  786           29
Class R-5                                                                1,051,747        40,574               16,539          600
Total net increase
   (decrease)                                                         $ 10,277,624       405,404          $ 1,477,524       56,579




Share class                                                                    Repurchases(1)                      Net increase
                                                                            Amount        Shares               Amount       Shares
Year ended December 31, 2004
Class A                                                               $ (6,018,495)     (205,905)         $ 2,551,258       86,331
Class B                                                                   (285,338)       (9,809)             450,816       15,437
Class C                                                                   (282,310)       (9,711)             547,173       18,792
Class F                                                                   (294,487)      (10,102)             240,736        8,215
Class 529-A                                                                (21,681)         (738)             209,790        7,167
Class 529-B                                                                 (3,475)         (119)              46,142        1,581
Class 529-C                                                                 (7,911)         (269)              62,870        2,152
Class 529-E                                                                   (687)          (24)               9,311          319
Class 529-F                                                                   (380)          (13)               2,064           70
Class R-1                                                                   (4,841)         (168)               7,742          264
Class R-2                                                                  (49,451)       (1,697)             153,000        5,257
Class R-3                                                                  (77,001)       (2,632)             234,832        8,045
Class R-4                                                                  (15,204)         (520)              72,820        2,482
Class R-5                                                                 (112,789)       (3,870)             121,440        4,119
Total net increase
   (decrease)                                                         $ (7,174,050)     (245,577)         $ 4,709,994      160,231

Year ended December 31, 2003
Class A                                                               $ (6,159,887)     (246,645)         $ 1,615,520       59,055
Class B                                                                   (215,596)       (8,756)             661,739       26,103
Class C                                                                   (181,857)       (7,314)             647,872       25,325
Class F                                                                   (137,980)       (5,568)             343,542       13,451
Class 529-A                                                                 (9,943)         (387)             169,848        6,654
Class 529-B                                                                 (2,113)          (83)              44,197        1,751
Class 529-C                                                                 (3,569)         (138)              52,696        2,067
Class 529-E                                                                   (346)          (13)               8,070          320
Class 529-F                                                                    (16)           (1)               2,070           81
Class R-1                                                                   (1,768)          (69)              11,024          448
Class R-2                                                                  (34,537)       (1,371)             137,576        5,508
Class R-3                                                                  (34,172)       (1,356)             176,812        6,978
Class R-4                                                                   (8,547)         (346)              25,565        1,021
Class R-5                                                                  (40,965)       (1,547)           1,027,321       39,627
Total net increase
   (decrease)                                                         $ (6,831,296)     (273,594)         $ 4,923,852      188,389

(1) Includes exchanges between share classes of the fund.


7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $12,431,394,000 and $11,193,543,000, respectively, during the year ended December 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2004, the custodian fee of $2,187,000, shown on the accompanying financial statements, included $61,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                                    Income (loss) from investment operations(2)
                                                                                                             Net
                                                                  Net asset                        gains (losses)
                                                                     value,             Net        on securities        Total from
                                                                  beginning      investment       (both realized        investment
                                                                  of period          income       and unrealized)       operations
Class A:
 Year ended 12/31/2004                                               $28.84            $.60                $2.19             $2.79
 Year ended 12/31/2003                                                23.48             .54                 5.55              6.09
 Year ended 12/31/2002                                                28.53             .49                (4.56)            (4.07)
 Year ended 12/31/2001                                                31.07             .44                (1.87)            (1.43)
 Year ended 12/31/2000                                                32.46             .56                  .65              1.21
Class B:
 Year ended 12/31/2004                                                28.74             .38                 2.17              2.55
 Year ended 12/31/2003                                                23.41             .34                 5.53              5.87
 Year ended 12/31/2002                                                28.47             .30                (4.57)            (4.27)
 Year ended 12/31/2001                                                31.01             .19                (1.83)            (1.64)
 Period from 3/15/2000 to 12/31/2000                                  31.13             .26                 1.55              1.81
Class C:
 Year ended 12/31/2004                                                28.70             .36                 2.16              2.52
 Year ended 12/31/2003                                                23.38             .31                 5.53              5.84
 Year ended 12/31/2002                                                28.44             .30                (4.58)            (4.28)
 Period from 3/15/2001 to 12/31/2001                                  29.05             .09                 (.14)             (.05)
Class F:
 Year ended 12/31/2004                                                28.81             .58                 2.18              2.76
 Year ended 12/31/2003                                                23.46             .51                 5.55              6.06
 Year ended 12/31/2002                                                28.52             .49                (4.59)            (4.10)
 Period from 3/15/2001 to 12/31/2001                                  29.10             .27                 (.13)              .14
Class 529-A:
 Year ended 12/31/2004                                                28.82             .59                 2.17              2.76
 Year ended 12/31/2003                                                23.48             .52                 5.55              6.07
 Period from 2/15/2002 to 12/31/2002                                  27.88             .46                (3.91)            (3.45)
Class 529-B:
 Year ended 12/31/2004                                                28.78             .33                 2.16              2.49
 Year ended 12/31/2003                                                23.45             .28                 5.54              5.82
 Period from 2/15/2002 to 12/31/2002                                  27.88             .28                (3.92)            (3.64)
Class 529-C:
 Year ended 12/31/2004                                                28.78             .33                 2.17              2.50
 Year ended 12/31/2003                                                23.45             .29                 5.54              5.83
 Period from 2/19/2002 to 12/31/2002                                  27.47             .28                (3.50)            (3.22)
Class 529-E:
 Year ended 12/31/2004                                                28.78             .48                 2.17              2.65
 Year ended 12/31/2003                                                23.45             .42                 5.54              5.96
 Period from 3/1/2002 to 12/31/2002                                   28.27             .38                (4.52)            (4.14)
Class 529-F:
 Year ended 12/31/2004                                                28.81             .56                 2.16              2.72
 Year ended 12/31/2003                                                23.47             .48                 5.55              6.03
 Period from 9/16/2002 to 12/31/2002                                  23.98             .16                 (.19)             (.03)




Financial highlights  (1)                                          (continued)

                                                                                     Income (loss) from investment operations(2)
                                                                                                             Net
                                                                  Net asset                         gains(losses)
                                                                     value,             Net        on securities        Total from
                                                                  beginning      investment       (both realized        investment
                                                                  of period          income       and unrealized)       operations
Class R-1:
 Year ended 12/31/2004                                               $28.77            $.36                $2.17             $2.53
 Year ended 12/31/2003                                                23.46             .31                 5.54              5.85
 Period from 6/6/2002 to 12/31/2002                                   27.27             .20                (3.36)            (3.16)
Class R-2:
 Year ended 12/31/2004                                                28.77             .37                 2.17              2.54
 Year ended 12/31/2003                                                23.46             .31                 5.54              5.85
 Period from 5/21/2002 to 12/31/2002                                  28.23             .23                (4.34)            (4.11)
Class R-3:
 Year ended 12/31/2004                                                28.80             .50                 2.17              2.67
 Year ended 12/31/2003                                                23.47             .41                 5.55              5.96
 Period from 6/4/2002 to 12/31/2002                                   27.58             .27                (3.69)            (3.42)
Class R-4:
 Year ended 12/31/2004                                                28.82             .60                 2.16              2.76
 Year ended 12/31/2003                                                23.47             .51                 5.55              6.06
 Period from 5/28/2002 to 12/31/2002                                  28.22             .32                (4.33)            (4.01)
Class R-5:
 Year ended 12/31/2004                                                28.84             .67                 2.18              2.85
 Year ended 12/31/2003                                                23.48             .56                 5.59              6.15
 Period from 5/15/2002 to 12/31/2002                                  28.37             .39                (4.50)            (4.11)




FINANCIAL HIGHLIGHTS (1)

                                                                             Dividends and distributions

                                                                       Dividends
                                                                   (from net   Distributions                Total       Net asset
                                                                  investment   (from capital        dividends and      value, end
                                                                     income)
gains) distributions of period
Class A:
 Year ended 12/31/2004                                                $(.52)          $(.36)               $(.88)         $30.75
 Year ended 12/31/2003                                                 (.52)           (.21)                (.73)          28.84
 Year ended 12/31/2002                                                 (.52)           (.46)                (.98)          23.48
 Year ended 12/31/2001                                                 (.52)           (.59)               (1.11)          28.53
 Year ended 12/31/2000                                                 (.52)          (2.08)               (2.60)          31.07
Class B:
 Year ended 12/31/2004                                                 (.29)           (.36)                (.65)          30.64
 Year ended 12/31/2003                                                 (.33)           (.21)                (.54)          28.74
 Year ended 12/31/2002                                                 (.33)           (.46)                (.79)          23.41
 Year ended 12/31/2001                                                 (.31)           (.59)                (.90)          28.47
 Period from 3/15/2000 to 12/31/2000                                   (.25)          (1.68)               (1.93)          31.01
Class C:
 Year ended 12/31/2004                                                 (.27)           (.36)                (.63)          30.59
 Year ended 12/31/2003                                                 (.31)           (.21)                (.52)          28.70
 Year ended 12/31/2002                                                 (.32)           (.46)                (.78)          23.38
 Period from 3/15/2001 to 12/31/2001                                   (.21)           (.35)                (.56)          28.44
Class F:
 Year ended 12/31/2004                                                 (.49)           (.36)                (.85)          30.72
 Year ended 12/31/2003                                                 (.50)           (.21)                (.71)          28.81
 Year ended 12/31/2002                                                 (.50)           (.46)                (.96)          23.46
 Period from 3/15/2001 to 12/31/2001                                   (.37)           (.35)                (.72)          28.52
Class 529-A:
 Year ended 12/31/2004                                                 (.49)           (.36)                (.85)          30.73
 Year ended 12/31/2003                                                 (.52)           (.21)                (.73)          28.82
 Period from 2/15/2002 to 12/31/2002                                   (.49)           (.46)                (.95)          23.48
Class 529-B:
 Year ended 12/31/2004                                                 (.24)           (.36)                (.60)          30.67
 Year ended 12/31/2003                                                 (.28)           (.21)                (.49)          28.78
 Period from 2/15/2002 to 12/31/2002                                   (.33)           (.46)                (.79)          23.45
Class 529-C:
 Year ended 12/31/2004                                                 (.24)           (.36)                (.60)          30.68
 Year ended 12/31/2003                                                 (.29)           (.21)                (.50)          28.78
 Period from 2/19/2002 to 12/31/2002                                   (.34)           (.46)                (.80)          23.45
Class 529-E:
 Year ended 12/31/2004                                                 (.39)           (.36)                (.75)          30.68
 Year ended 12/31/2003                                                 (.42)           (.21)                (.63)          28.78
 Period from 3/1/2002 to 12/31/2002                                    (.33)           (.35)                (.68)          23.45
Class 529-F:
 Year ended 12/31/2004                                                 (.46)           (.36)                (.82)          30.71
 Year ended 12/31/2003                                                 (.48)           (.21)                (.69)          28.81
 Period from 9/16/2002 to 12/31/2002                                   (.13)           (.35)                (.48)          23.47




Financial highlights (1)                                           (continued)

                                                                              Dividends and distributions

                                                                       Dividends
                                                                   (from net    Distributions               Total      Net asset
                                                                  investment    (from capital       dividends and     value, end
                                                                     income)
gains) distributions of period
Class R-1:
 Year ended 12/31/2004                                                $(.27)          $(.36)               $(.63)         $30.67
 Year ended 12/31/2003                                                 (.33)           (.21)                (.54)          28.77
 Period from 6/6/2002 to 12/31/2002                                    (.30)           (.35)                (.65)          23.46
Class R-2:
 Year ended 12/31/2004                                                 (.28)           (.36)                (.64)          30.67
 Year ended 12/31/2003                                                 (.33)           (.21)                (.54)          28.77
 Period from 5/21/2002 to 12/31/2002                                   (.31)           (.35)                (.66)          23.46
Class R-3:
 Year ended 12/31/2004                                                 (.40)           (.36)                (.76)          30.71
 Year ended 12/31/2003                                                 (.42)           (.21)                (.63)          28.80
 Period from 6/4/2002 to 12/31/2002                                    (.34)           (.35)                (.69)          23.47
Class R-4:
 Year ended 12/31/2004                                                 (.50)           (.36)                (.86)          30.72
 Year ended 12/31/2003                                                 (.50)           (.21)                (.71)          28.82
 Period from 5/28/2002 to 12/31/2002                                   (.39)           (.35)                (.74)          23.47
Class R-5:
 Year ended 12/31/2004                                                 (.58)           (.36)                (.94)          30.75
 Year ended 12/31/2003                                                 (.58)           (.21)                (.79)          28.84
 Period from 5/15/2002 to 12/31/2002                                   (.43)           (.35)                (.78)          23.48




FINANCIAL HIGHLIGHTS (1)

                                                                           Ratio of expenses     Ratio of expenses
                                                                              to average net        to average net        Ratio of
                                                             Net assets,       assets before          assets after      net income
                                                    Total  end of period      reimbursement/        reimbursement/      to average
                                                return (3)  (in millions)             waiver            waiver (4)      net assets
Class A:
 Year ended 12/31/2004                               9.78%       $64,880                .57%                 .57%           2.06%
 Year ended 12/31/2003                              26.30         58,353                .59                  .59            2.14
 Year ended 12/31/2002                             (14.47)        46,129                .59                  .59            1.89
 Year ended 12/31/2001                              (4.59)        54,315                .57                  .57            1.49
 Year ended 12/31/2000                               3.84         56,212                .56                  .56            1.74
Class B:
 Year ended 12/31/2004                               8.94          3,683               1.36                 1.35            1.29
 Year ended 12/31/2003                              25.30          3,011               1.38                 1.38            1.33
 Year ended 12/31/2002                             (15.18)         1,841               1.39                 1.39            1.18
 Year ended 12/31/2001                              (5.30)         1,302               1.35                 1.35             .66
 Period from 3/15/2000 to 12/31/2000                 5.87            439               1.34 (5)             1.34 (5)        1.06 (5)
Class C:
 Year ended 12/31/2004                               8.85          2,691               1.43                 1.43            1.22
 Year ended 12/31/2003                              25.22          1,985               1.45                 1.45            1.25
 Year ended 12/31/2002                             (15.20)         1,025               1.45                 1.45            1.17
 Period from 3/15/2001 to 12/31/2001                 (.19)           480               1.52 (5)             1.52 (5)         .38 (5)
Class F:
 Year ended 12/31/2004                               9.69          1,209                .67                  .67            1.99
 Year ended 12/31/2003                              26.18            897                .69                  .69            2.01
 Year ended 12/31/2002                             (14.59)           415                .70                  .70            1.92
 Period from 3/15/2001 to 12/31/2001                  .48            190                .72 (5)              .72 (5)        1.17 (5)
Class 529-A:
 Year ended 12/31/2004                               9.68            625                .68                  .68            2.00
 Year ended 12/31/2003                              26.19            380                .64                  .64            2.06
 Period from 2/15/2002 to 12/31/2002               (12.57)           153                .71 (5)              .71 (5)        2.17 (5)
Class 529-B:
 Year ended 12/31/2004                               8.69            155               1.56                 1.55            1.12
 Year ended 12/31/2003                              25.05            100               1.58                 1.58            1.12
 Period from 2/15/2002 to 12/31/2002               (13.22)            41               1.58 (5)             1.58 (5)        1.30 (5)
Class 529-C:
 Year ended 12/31/2004                               8.74            188               1.55                 1.54            1.13
 Year ended 12/31/2003                              25.07            115               1.57                 1.57            1.13
 Period from 2/19/2002 to 12/31/2002               (11.91)            45               1.57 (5)             1.57 (5)        1.32 (5)
Class 529-E:
 Year ended 12/31/2004                               9.29             27               1.03                 1.02            1.65
 Year ended 12/31/2003                              25.70             16               1.04                 1.04            1.65
 Period from 3/1/2002 to 12/31/2002                (14.72)             6               1.03 (5)             1.03 (5)        1.90 (5)
Class 529-F:
 Year ended 12/31/2004                               9.55              5                .78                  .77            1.91
 Year ended 12/31/2003                              26.05              3                .79                  .79            1.88
 Period from 9/16/2002 to 12/31/2002                 (.14)             - (6)            .23                  .23             .68




Financial highlights (1)
                                                                     (continued)

                                                                           Ratio of expenses    Ratio of expenses
                                                                              to average net       to average net        Ratio of
                                                             Net assets,       assets before         assets after      net income
                                                    Total  end of period      reimbursement/       reimbursement/      to average
                                                   return   (in millions)             waiver               waiver (4)  net assets
Class R-1:
 Year ended 12/31/2004                               8.84%           $23               1.47%                1.46%           1.21%
 Year ended 12/31/2003                              25.18             14               1.51                 1.47            1.18
 Period from 6/6/2002 to 12/31/2002                (11.68)             1               2.43 (5)             1.47 (5)        1.49 (5)
Class R-2:
 Year ended 12/31/2004                               8.88            361               1.63                 1.42            1.27
 Year ended 12/31/2003                              25.18            188               1.76                 1.43            1.21
 Period from 5/21/2002 to 12/31/2002               (14.64)            24               1.57 (5)             1.43 (5)        1.61 (5)
Class R-3:
 Year ended 12/31/2004                               9.34            493                .99                  .98            1.72
 Year ended 12/31/2003                              25.70            231               1.06                 1.05            1.60
 Period from 6/4/2002 to 12/31/2002                (12.49)            24               1.11 (5)             1.05 (5)        2.00 (5)
Class R-4:
 Year ended 12/31/2004                               9.67            119                .67                  .66            2.05
 Year ended 12/31/2003                              26.19             40                .68                  .68            2.00
 Period from 5/28/2002 to 12/31/2002               (14.31)             9                .73 (5)              .69 (5)        2.25 (5)
Class R-5:
 Year ended 12/31/2004                              10.02          1,408                .36                  .35            2.28
 Year ended 12/31/2003                              26.58          1,201                .36                  .36            2.11
 Period from 5/15/2002 to 12/31/2002               (14.59)            48                .37 (5)              .37 (5)        2.56 (5)



                                                                                            Year ended December 31
                                                                              2004       2003        2002         2001        2000

Portfolio turnover rate for all classes of shares                              19%        24%         27%          22%         25%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the year ended 12/31/2004, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized. (6) Amount less than $1 million.


See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Investment Company of America:


In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Investment Company of America (the "Fund") at December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Los Angeles, California
February 2, 2005


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending December 31, 2004.

During the fiscal year ended, the fund paid a long-term capital gain distribution of $868,858,000. A portion of this amount was distributed to shareholders in redemption of their shares.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates $1,111,830,000 of the dividends paid by the fund as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $1,244,544,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $71,285,000 as interest derived on direct U.S. government obligations.

INDIVIDUAL SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WAS MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account         Ending account         Expenses paid         Annualized
                                                  value 7/1/2004       value 12/31/2004      during period(1)      expense ratio

Class A -- actual return                         $      1,000.00              $1,075.45                 $2.92               .56%
Class A -- assumed 5% return                            1,000.00               1,022.32                  2.85               .56
Class B -- actual return                                1,000.00               1,070.81                  7.03              1.35
Class B -- assumed 5% return                            1,000.00               1,018.35                  6.85              1.35
Class C -- actual return                                1,000.00               1,070.56                  7.39              1.42
Class C -- assumed 5% return                            1,000.00               1,018.00                  7.20              1.42
Class F -- actual return                                1,000.00               1,074.65                  3.44               .66
Class F -- assumed 5% return                            1,000.00               1,021.82                  3.35               .66
Class 529-A -- actual return                            1,000.00               1,074.57                  3.49               .67
Class 529-A -- assumed 5% return                        1,000.00               1,021.77                  3.40               .67
Class 529-B -- actual return                            1,000.00               1,069.80                  8.01              1.54
Class 529-B -- assumed 5% return                        1,000.00               1,017.39                  7.81              1.54
Class 529-C -- actual return                            1,000.00               1,070.15                  8.01              1.54
Class 529-C -- assumed 5% return                        1,000.00               1,017.39                  7.81              1.54
Class 529-E -- actual return                            1,000.00               1,072.54                  5.31              1.02
Class 529-E -- assumed 5% return                        1,000.00               1,020.01                  5.18              1.02
Class 529-F -- actual return                            1,000.00               1,074.05                  3.96               .76
Class 529-F -- assumed 5% return                        1,000.00               1,021.32                  3.86               .76
Class R-1 -- actual return                              1,000.00               1,070.63                  7.55              1.45
Class R-1 -- assumed 5% return                          1,000.00               1,017.85                  7.35              1.45
Class R-2 -- actual return                              1,000.00               1,070.81                  7.34              1.41
Class R-2 -- assumed 5% return                          1,000.00               1,018.05                  7.15              1.41
Class R-3 -- actual return                              1,000.00               1,073.35                  4.90               .94
Class R-3 -- assumed 5% return                          1,000.00               1,020.41                  4.77               .94
Class R-4 -- actual return                              1,000.00               1,074.68                  3.44               .66
Class R-4 -- assumed 5% return                          1,000.00               1,021.82                  3.35               .66
Class R-5 -- actual return                              1,000.00               1,076.56                  1.83               .35
Class R-5 -- assumed 5% return                          1,000.00               1,023.38                  1.78               .35

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).



OTHER SHARE CLASS RESULTS (unaudited)

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:                                                   1 YEAR          LIFE OF CLASS

CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%,
     payable only if shares are sold within six years of purchase                              +3.94%            +2.79% (1)
Not reflecting CDSC                                                                            +8.94%            +3.16% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one
     year of purchase                                                                          +7.85%            +3.83% (2)
Not reflecting CDSC                                                                            +8.85%            +3.83% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +9.69%            +4.64% (2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                          +3.36%            +4.68% (4)
Not reflecting maximum sales charge                                                            +9.68%            +6.86% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold
     within six years of purchase                                                              +3.69%            +4.65% (4)
Not reflecting CDSC                                                                            +8.69%            +5.91% (4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one
     year of purchase                                                                          +7.74%            +6.51% (5)
Not reflecting CDSC                                                                            +8.74%            +6.51% (5)

CLASS 529-E SHARES (3)                                                                         +9.29%            +5.74% (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +9.55%           +15.06% (7)


The fund's investment adviser is waiving a portion of management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 23 or in the fund's prospectus for details.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 1, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.

There are several ways to invest in The Investment Company of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annual expenses 0.86 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.10 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

BOARD OF DIRECTORS, ADVISORY BOARD AND OFFICERS



"Non-interested" Directors

                                             Year first
                                              elected
                                             a Director
Name and age                                 of the fund (1)  Principal occupation(s) during past five years

LOUISE H. BRYSON, 60                            1999          Executive Vice President, Distribution and Business Development,
                                                              Lifetime Television; Director and former Chairman of the Board, KCET -
                                                              Los Angeles (public television station); former Senior Vice President,
                                                              FX Networks LLC: Fox Inc.

MARY ANNE DOLAN, 57                             2000          Founder and President, M.A.D., Inc. (communications company); former
                                                              Editor-in-Chief, The Los Angeles Herald Examiner

MARTIN FENTON, 69                               2000          Chairman of the Board and CEO, Senior Resource Group LLC (development and management of senior living communities)

LEONARD R. FULLER, 58                           2002          President and CEO, Fuller Consulting (financial management consulting firm)

CLAUDIO X. GONZALEZ LAPORTE, 70                 2001          Chairman of the Board and CEO, Kimberly-Clark de Mexico, S.A.

JOHN G. MCDONALD, 67                            1976          The Stanford Investors Professor, Graduate School of Business,
                                                              Stanford University

BAILEY MORRIS-ECK, 60                           1993          Director and Programming Chair, WYPR Baltimore/Washington (public radio station); Senior Adviser (London), Financial News;
                                                              Senior Fellow, Institute for International Economics

RICHARD G. NEWMAN, 70                           1996          Chairman of the Board and CEO, AECOM Technology Corporation
                                                              (engineering, consulting and professional technical services)

OLIN C. ROBISON, PH.D., 68                      1987          President of the Salzburg Seminar; President Emeritus,
                                                              Middlebury College

WILLIAM J. SPENCER, PH.D., 74                   1997          Chairman of the Board and CEO, SEMATECH (research and development consortium); Trustee, William Jewell College; Trustee, Associated
                                                              Universities, Inc.

"Non-interested" Directors

                                              Number of
                                             portfolios
                                               in fund
                                              complex (2)
                                             overseen by
Name and age                                  Director        Other directorships (3) held by Director

LOUISE H. BRYSON, 60                              1           None

MARY ANNE DOLAN, 57                               3           None

MARTIN FENTON, 69                                16           None

LEONARD R. FULLER, 58                            14           None

CLAUDIO X. GONZALEZ LAPORTE, 70                   1           America Movil, S.A. de C.V.; General Electric Company;
                                                              Grupo Alfa, S.A. de C.V.; Grupo Carso, S.A. de C.V.;
                                                              Grupo Financiero Inbursa; Grupo Industrial Saltillo, S.A. de C.V.;
                                                              Grupo Mexico, S.A. de C.V.; The Home Depot, Inc.; Kellogg Company;
                                                              Kimberly-Clark Corporation; The Mexico Fund; Unilever N.V.

JOHN G. MCDONALD, 67                              8           iStar Financial, Inc.; Plum Creek Timber Co.; Scholastic Corporation;
                                                                    Varian, Inc.

BAILEY MORRIS-ECK, 60                             3           The Nevis Fund, Inc.

RICHARD G. NEWMAN, 70                            13           Sempra Energy; Southwest Water Company

OLIN C. ROBISON, PH.D., 68                        3           American Shared Hospital Services

WILLIAM J. SPENCER, PH.D., 74                     1           None





"Interested" Directors (4)

                                             Year first
                                             elected a
                                             Director or      Principal occupation(s) during past five years and
Name, age and                                officer of       positions held with affiliated entities or the principal
position with fund                           the fund (1)     underwriter of the fund

R. MICHAEL SHANAHAN, 66 1994 Chairman of the Board, Capital Research and
Management Company; Chairman of the Board Director, American Funds Distributors,
Inc.(5); Director, The Capital
                                                              Group Companies, Inc. (5); Chairman of the Board, Capital Management
                                                              Services, Inc. (5); Director, Capital Strategy Research, Inc. (5)

JAMES F. ROTHENBERG, 58                         2000          President and Director, Capital Research and Management Company;
President                                                     Director, American Funds Distributors, Inc. (5); Director, The Capital
                                                              Group Companies, Inc. (5); Director, Capital Group Research, Inc. (5)

JAMES B. LOVELACE,6 48                          1994          Senior Vice President and Director, Capital Research and
Senior Vice President                                         Management Company

DONALD D. O'NEAL, 44                            1994          Senior Vice President, Capital Research and Management Company
Senior Vice President

PAUL G. HAAGA, JR., 56                          2002          Executive Vice President and Director, Capital Research and Management
                                                              Company; Director, The Capital Group Companies, Inc. (5)

"Interested" Directors4

                                              Number of
                                             portfolios
                                               in fund
                                              complex (2)
Name, age and                                overseen by
position with fund                            Director        Other directorships3 held by Director

R. MICHAEL SHANAHAN, 66 2 None Chairman of the Board

JAMES F. ROTHENBERG, 58                           3           None
President

JAMES B. LOVELACE,6 48                            2           None
Senior Vice President

DONALD D. O'NEAL, 44                              2           None
Senior Vice President

PAUL G. HAAGA, JR., 56                           17           None



Chairman Emeritus

JON B. LOVELACE, JR., 78                                      Chairman Emeritus, Capital Research and Management Company




Advisory Board members

                                             Year first
                                              elected
                                             to Advisory
Name and age                                   Board (1)      Principal occupation(s) during past five years

THOMAS M. CROSBY, JR., 66                       1995          Partner, Faegre & Benson (law firm)

SAM L. GINN, 67                                 2003          Retired; former Chairman of the Board, Vodafone Group Plc.; former
                                                              Chairman of the Board and CEO, AirTouch Communications

ELLEN H. GOLDBERG, PH.D., 59                    1998          President, Santa Fe Institute; Research Professor, University of
                                                                      New Mexico

L. DANIEL JORNDT, 63                            2003          Retired; former Chairman of the Board and CEO, Walgreen Company

WILLIAM H. KLING, 62                            1985          President, American Public Media Group

LUIS G. NOGALES, 61                             2003          President, Nogales Partners; Managing Director, Nogales Investors
                                                              Management LLC (private equity fund)

ROBERT J. O'NEILL, PH.D., 68                    1988          Deputy Chairman of the Council and Chairman of the International
                                                              Advisory Panel, Graduate School of Government, University of Sydney,
                                                              Australia; Member of the Board of Directors, The Lowy Institute for
                                                              International Policy Studies, Sydney, Australia; Chairman of the
                                                              Council, Australian Strategic Policy Institute; former Chichele
                                                              Professor of the History of War and Fellow, All Souls College,
                                                              University of Oxford; former Chairman of the Council, International
                                                              Institute for Strategic Studies

NORMAN R. WELDON, PH.D., 70                     1977          Managing Director, Partisan Management Group, Inc. (venture capital investor in medical device companies); former Chairman of the
                                                              Board, Novoste Corporation; former President and Director,
                                                              Corvita Corporation




Advisory Board members

                                              Number of
                                             portfolios
                                               in fund
                                              complex (2)
                                             overseen by
                                           Advisory Board
Name and age                                   Member         Other directorships held (3)

THOMAS M. CROSBY, JR., 66                         1           None

SAM L. GINN, 67                                   1           Chevron Texaco Corporation; Fremont Group; Hewlett-Packard Company

ELLEN H. GOLDBERG, PH.D., 59                      1           None

L. DANIEL JORNDT, 63                              1           Kellogg Company

WILLIAM H. KLING, 62                              6           Irwin Financial Corporation; St. Paul Travelers Companies

LUIS G. NOGALES, 61                               1           Arbitron, Inc.; Edison International; K-B Home; Kaufman & Broad, S.A.

ROBERT J. O'NEILL, PH.D., 68                      3           None

NORMAN R. WELDON, PH.D., 70                       3           None



Other officers
                                             Year first
                                               elected        Principal occupation(s) during past five years
Name, age and                                an officer       and positions held with affiliated entities or
position with fund                           of the fund (1)  the principal underwriter of the fund

GREGG E. IRELAND, 55                            1994          Senior Vice President, Capital Research and Management Company
Senior Vice President

JOYCE E. GORDON, 48                             1998          Vice President and Director, Capital Research and Management
Vice President                                                Company; Senior Vice President, Capital Research Company (5)

ANNE M. LLEWELLYN, 57                           1984          Associate, Capital Research and Management Company
Vice President

VINCENT P. CORTI, 48                            1994          Vice President -- Fund Business Management Group, Capital
Secretary                                                     Research and Management Company

THOMAS M. ROWLAND, 63                           1998          Senior Vice President, Capital Research and Management Company;
Treasurer                                                     Senior Vice President, The Capital Group Companies, Inc. (5);
                                                              Director, American Funds Service Company (5)

R. MARCIA GOULD, 50                             1993          Vice President -- Fund Business Management Group, Capital
Assistant Treasurer                                           Research and Management Company



THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION:
FUND SECRETARY.

(1) Directors and officers of the fund are elected on an annual basis. (2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
(5)  Company affiliated with Capital Research and Management Company. (6) James
     B. Lovelace is the son of Jon B. Lovelace, Jr.


RESULTS OF MEETING OF SHAREHOLDERS held July 30, 2004 (unaudited)


Shares outstanding (all classes) on record date (June 1, 2004)    2,387,645,378
Total shares voting on July 30, 2004                              1,636,563,471    (68.5%)


Proposal 1: Election of Directors

                                                                Percent                                 Percent
                                                               of shares                               of shares
Director                                Votes for              voting for          Votes withheld       withheld

Louise H. Bryson                      1,616,134,669                99                20,428,802            1
Mary Anne Dolan                       1,616,191,907                99                20,371,564            1
Martin Fenton                         1,614,225,777                99                22,337,694            1
Leonard R. Fuller                     1,615,198,225                99                21,365,246            1
Claudio X. Gonzalez Laporte           1,611,812,908                98                24,750,563            2
Paul G. Haaga, Jr.                    1,615,510,051                99                21,053,420            1
James B. Lovelace                     1,616,361,334                99                20,202,137            1
John G. McDonald                      1,613,114,670                99                23,448,801            1
Bailey Morris-Eck                     1,615,836,515                99                20,726,956            1
Richard G. Newman                     1,612,994,755                99                23,568,716            1
Donald D. O'Neal                      1,616,612,441                99                19,951,030            1
Olin C. Robison                       1,615,823,662                99                20,739,809            1
James F. Rothenberg                   1,616,395,383                99                20,168,088            1
R. Michael Shanahan                   1,614,727,506                99                21,835,965            1
William J. Spencer                    1,615,202,200                99                21,361,271            1


Proposal 2: Ratification of independent public accountants

                              Percent                                      Percent                                  Percent
                             of shares                                    of shares                                 of shares
Votes for                    voting for          Votes against          voting against           Abstentions        abstaining

1,607,433,955                   98%               8,002,381                  1%                   21,127,135             1%



OFFICES

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER Capital Research and Management Company 333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS American Funds Service Company (Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete portfolio of The Investment Company of America's investments is available free of charge on the SEC website or upon request by calling AFS.

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

What makes American Funds different?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A long-term, value-oriented approach
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  An unparalleled global research effort
   American Funds draws on one of the industry's most globally integrated research networks.

o  The multiple portfolio counselor system
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  Experienced investment professionals
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A commitment to low operating expenses
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
>  The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R) The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds American High-Income Municipal Bond Fund(R) Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS The Tax-Exempt Fund of California(R) The Tax-Exempt Fund of Maryland(R) The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM


THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust



Lit. No. MFGEAR-904-0205P

Litho in USA BBC/AL/8060-S1912

Printed on recycled paper


ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that John G. McDonald, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

                                   Registrant:
a) Audit Fees:
                                    2003             $96,000
                                    2004             $107,000
b) Audit- Related Fees:
                                    2003             none
                                    2004             none
c)       Tax Fees:
                                    2003             $10,000
                                    2004             $12,000
                                    The tax fees consist of professional
                                    services relating to the preparation of the
                                    Registrant's tax returns including returns
                                    relating to the registrant's investments in
                                    non-U.S. jurisdictions.
d) All Other Fees:
                                    2003             none
                                    2004             none

                  Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a)                                  Not Applicable

b) Audit- Related Fees:
                                    2003             none
                                    2004             none
c) Tax Fees:
                                    2003             none
                                    2004             none
d) All Other Fees:
                                    2003             none
                                    2004             none


The Registrant's Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors' independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above under paragraphs b, c and d.

Aggregate non-audit fees paid to the Registrant's auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $10,000 for fiscal year 2003 and $12,000 for fiscal year 2004. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors' independence.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

THE INVESTMENT COMPANY OF AMERICA
Investment portfolio

December 31, 2004

                                                                                                                   Market value
COMMON STOCKS -- 83.67%                                                                                 Shares            (000)


ENERGY -- 9.01%
Baker Hughes Inc.                                                                                   10,125,000      $   432,034
Burlington Resources Inc.                                                                           16,600,000          722,100
ChevronTexaco Corp.                                                                                 15,260,000          801,303
ConocoPhillips                                                                                       1,200,000          104,196
ENI SpA                                                                                             37,880,000          945,032
Exxon Mobil Corp.                                                                                    8,221,500          421,434
Marathon Oil Corp.                                                                                  11,050,000          415,590
Murphy Oil Corp.                                                                                     2,050,000          164,922
Occidental Petroleum Corp.                                                                           1,000,000           58,360
Royal Dutch Petroleum Co. (New York registered)                                                     16,970,000          973,739
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                   7,000,000          359,800
"Shell" Transport and Trading Co., PLC                                                               2,900,000           24,674
Schlumberger Ltd.                                                                                    8,000,000          535,600
TOTAL SA                                                                                             2,505,000          545,218
Unocal Corp.                                                                                         7,190,000          310,896
                                                                                                                      6,814,898

MATERIALS -- 6.94%
Air Products and Chemicals, Inc.                                                                       700,000           40,579
Alcan Inc.                                                                                           2,500,000          122,600
Alcoa Inc.                                                                                          14,876,400          467,416
Alumina Ltd.                                                                                        10,000,000           46,380
Barrick Gold Corp.                                                                                  12,500,000          302,750
BHP Billiton Ltd.                                                                                    9,412,655          112,740
Dow Chemical Co.                                                                                    26,532,200        1,313,609
E.I. du Pont de Nemours and Co.                                                                      4,750,000          232,987
Georgia-Pacific Corp., Georgia-Pacific Group                                                         8,599,298          322,302
International Paper Co.                                                                              8,997,235          377,884
MeadWestvaco Corp.                                                                                   3,800,000          128,782
Newmont Mining Corp.                                                                                 9,500,000          421,895
Phelps Dodge Corp.                                                                                     800,000           79,136
Placer Dome Inc.                                                                                    12,500,000          235,750
Placer Dome Inc. (Canada)                                                                            1,500,000           28,225
Rio Tinto PLC                                                                                       12,000,000          352,523
Rohm and Haas Co.                                                                                    7,000,000          309,610
Weyerhaeuser Co.                                                                                     5,475,000          368,029
                                                                                                                      5,263,197

INDUSTRIALS -- 11.39%
3M Co.                                                                                               3,500,000          287,245
Boeing Co.                                                                                          13,000,000          673,010
Burlington Northern Santa Fe Corp.                                                                   9,200,000          435,252
Caterpillar Inc.                                                                                    12,170,000        1,186,697
Cooper Industries, Ltd., Class A                                                                     2,500,000          169,725
Cummins Inc.                                                                                         1,700,000          142,443
Deere & Co.                                                                                          8,200,000          610,080
FedEx Corp.                                                                                          2,870,000          282,666
Fluor Corp.                                                                                            824,300           44,933
General Dynamics Corp.                                                                               3,372,900          352,805
General Electric Co.                                                                                30,250,000        1,104,125
Illinois Tool Works Inc.                                                                             2,500,000          231,700
Lockheed Martin Corp.                                                                                8,560,000          475,508
Northrop Grumman Corp.                                                                               4,680,000          254,405
Parker Hannifin Corp.                                                                                2,500,000          189,350
Pitney Bowes Inc.                                                                                    1,000,000           46,280
Raytheon Co.                                                                                        11,946,000          463,863
Siemens AG                                                                                           1,000,000           84,487
Southwest Airlines Co.                                                                               9,000,000          146,520
Tyco International Ltd.                                                                             28,100,000        1,004,294
United Parcel Service, Inc., Class B                                                                 2,000,000          170,920
United Technologies Corp.                                                                            2,400,000          248,040
Waste Management, Inc.                                                                               1,100,000           32,934
                                                                                                                      8,637,282

CONSUMER DISCRETIONARY -- 9.82%
Best Buy Co., Inc.                                                                                   2,000,000          118,840
Carnival Corp., units                                                                                8,000,000          461,040
Comcast Corp., Class A(1)                                                                            9,357,900          311,431
Delphi Corp.                                                                                        21,000,000          189,420
Dow Jones & Co., Inc.                                                                                1,887,000           81,254
eBay Inc.(1)                                                                                           600,000           69,768
Ford Motor Co.                                                                                       5,465,400           80,013
Gap, Inc.                                                                                            3,100,000           65,472
General Motors Corp.                                                                                15,450,000          618,927
Honda Motor Co., Ltd.                                                                                1,825,000           94,323
Interpublic Group of Companies, Inc.(1)                                                              8,100,000          108,540
Knight-Ridder, Inc.                                                                                    550,500           36,850
Kohl's Corp.(1)                                                                                      2,600,000          127,842
Koninklijke Philips Electronics NV                                                                   2,250,000           59,455
Liberty Media Corp., Class A(1)                                                                     16,280,000          178,754
Limited Brands, Inc.(2)                                                                             20,749,400          477,651
Lowe's Companies, Inc.                                                                              20,368,300        1,173,010
May Department Stores Co.                                                                            7,800,000          229,320
McDonald's Corp.                                                                                     1,600,000           51,296
Newell Rubbermaid Inc.                                                                               2,000,000           48,380
Target Corp.                                                                                        21,100,000        1,095,723
Time Warner Inc.(1)                                                                                 53,900,000        1,047,816
TJX Companies, Inc.                                                                                  5,750,000          144,497
Toyota Motor Corp.                                                                                   6,750,000          273,968
Viacom Inc., Class A                                                                                   600,000           22,248
Viacom Inc., Class B, nonvoting                                                                      7,500,000          272,925
                                                                                                                      7,438,763

CONSUMER STAPLES -- 9.22%
Albertson's, Inc.                                                                                      976,500           23,319
Altria Group, Inc.                                                                                  56,000,000        3,421,600
Anheuser-Busch Companies, Inc.                                                                       3,500,000          177,555
Avon Products, Inc.                                                                                  9,020,000          349,074
Coca-Cola Co.                                                                                        5,320,000          221,472
General Mills, Inc.                                                                                  6,035,000          300,000
H.J. Heinz Co.                                                                                       7,950,000          309,971
Kimberly-Clark Corp.                                                                                   500,000           32,905
Kraft Foods Inc., Class A                                                                            2,100,000           74,781
PepsiCo, Inc.                                                                                       11,000,000          574,200
Procter & Gamble Co.                                                                                 2,660,000          146,513
Reynolds American Inc.                                                                               4,461,666          350,687
Sara Lee Corp.                                                                                       8,816,100          212,821
Unilever NV (New York registered)                                                                    5,650,000          376,912
UST Inc.                                                                                             2,000,000           96,220
Walgreen Co.                                                                                         8,595,000          329,790
                                                                                                                      6,997,820

HEALTH CARE -- 5.13%
Abbott Laboratories                                                                                  4,600,000          214,590
Aetna Inc.                                                                                           3,000,000          374,250
Anthem, Inc.(1)                                                                                      2,900,000          333,500
Applera Corp. - Applied Biosystems Group                                                             5,170,500          108,115
AstraZeneca PLC (ADR)                                                                                4,534,500          165,010
AstraZeneca PLC (Sweden)                                                                             5,909,500          214,421
AstraZeneca PLC  (United Kingdom)                                                                    5,393,900          195,253
Becton, Dickinson and Co.                                                                            1,500,000           85,200
Bristol-Myers Squibb Co.                                                                            21,680,300          555,449
Eli Lilly and Co.                                                                                   11,860,000          673,055
Guidant Corp.                                                                                        1,500,000          108,150
HCA Inc.                                                                                             5,000,000          199,800
Merck & Co., Inc.                                                                                    4,500,000          144,630
Novartis AG (ADR)                                                                                      256,556           12,966
Pfizer Inc                                                                                          11,422,480          307,150
Schering-Plough Corp.                                                                                7,111,300          148,484
Wyeth                                                                                                1,500,000           63,885
                                                                                                                      3,903,908

FINANCIALS -- 12.12%
Allstate Corp.                                                                                       8,050,000          416,346
American International Group, Inc.                                                                   8,713,900          572,242
Aon Corp.                                                                                            2,183,800           52,105
Bank of America Corp.                                                                               25,010,600        1,175,248
Capital One Financial Corp.                                                                          3,000,000          252,630
Chubb Corp.                                                                                          5,100,000          392,190
Citigroup Inc.                                                                                       4,725,000          227,651
Fannie Mae                                                                                          20,360,000        1,449,836
Freddie Mac                                                                                          3,150,000          232,155
Hartford Financial Services Group, Inc.                                                              2,700,000          187,137
HSBC Holdings PLC                                                                                   30,697,111          517,071
HSBC Holdings PLC (ADR)                                                                              1,079,588           91,916
J.P. Morgan Chase & Co.                                                                             22,836,200          890,840
Lincoln National Corp.                                                                                 800,000           37,344
Lloyds TSB Group PLC                                                                                58,000,000          525,718
MBNA Corp.                                                                                           4,800,000          135,312
SAFECO Corp.                                                                                         3,650,000          190,676
St. Paul Travelers Companies, Inc.                                                                   3,300,000          122,331
U.S. Bancorp                                                                                        11,250,000          352,350
Washington Mutual, Inc.                                                                             15,400,000          651,112
Wells Fargo & Co.                                                                                    7,630,000          474,205
XL Capital Ltd., Class A                                                                             3,250,000          252,363
                                                                                                                      9,198,778

INFORMATION TECHNOLOGY -- 9.42%
Agilent Technologies, Inc.(1)                                                                        4,000,000           96,400
Altera Corp.(1)                                                                                      3,000,000           62,100
Analog Devices, Inc.                                                                                 4,250,000          156,910
Applied Materials, Inc.(1)                                                                          15,550,000          265,905
Automatic Data Processing, Inc.                                                                      5,375,000          238,381
Cisco Systems, Inc.(1)                                                                              23,928,800          461,826
Electronic Data Systems Corp.                                                                        7,600,000          175,560
EMC Corp.(1)                                                                                         3,500,000           52,045
First Data Corp.                                                                                     2,100,000           89,334
Hewlett-Packard Co.                                                                                 32,450,000          680,477
Hitachi, Ltd.                                                                                       30,000,000          207,319
Intel Corp.                                                                                            640,000           14,970
International Business Machines Corp.                                                                6,845,000          674,780
KLA-Tencor Corp.(1)                                                                                  2,275,000          105,970
Linear Technology Corp.                                                                              5,560,000          215,506
Maxim Integrated Products, Inc.                                                                      6,100,000          258,579
Micron Technology, Inc.(1)                                                                          10,000,000          123,500
Microsoft Corp.                                                                                     40,480,000        1,081,221
Motorola, Inc.                                                                                      12,436,480          213,907
Sabre Holdings Corp., Class A                                                                        6,009,680          133,175
Samsung Electronics Co., Ltd.                                                                          200,000           87,045
Sanmina-SCI Corp.(1)                                                                                 7,000,000           59,290
Solectron Corp.(1)                                                                                  13,000,000           69,290
Sun Microsystems, Inc.(1)                                                                           70,510,000          379,344
Taiwan Semiconductor Manufacturing Co. Ltd.                                                        157,883,129          251,200
Texas Instruments Inc.                                                                              32,320,200          795,723
Xilinx, Inc.                                                                                         6,650,000          197,173
                                                                                                                      7,146,930

TELECOMMUNICATION SERVICES -- 7.46%
ALLTEL Corp.                                                                                         5,254,900          308,778
AT&T Corp.                                                                                          17,897,500          341,126
BellSouth Corp.                                                                                     30,800,000          855,932
Deutsche Telekom AG(1)                                                                              10,523,000          237,302
SBC Communications Inc.                                                                             61,450,000        1,583,567
Sprint Corp. - FON Group                                                                            20,885,000          518,992
Telefonica, SA                                                                                      18,609,261          349,333
Verizon Communications Inc.                                                                         19,800,000          802,098
Vodafone Group PLC                                                                                  73,500,000          198,948
Vodafone Group PLC (ADR)                                                                            17,000,000          465,460
                                                                                                                      5,661,536

UTILITIES -- 2.44%
Ameren Corp.                                                                                         2,000,000          100,280
American Electric Power Co., Inc.                                                                    5,250,000          180,285
Dominion Resources, Inc.                                                                             7,131,912          483,116
Duke Energy Corp.                                                                                    8,000,000          202,640
Exelon Corp.                                                                                         4,826,000          212,682
FirstEnergy Corp.                                                                                    3,238,500          127,953
FPL Group, Inc.                                                                                      2,000,000          149,500
Public Service Enterprise Group Inc.                                                                 5,000,000          258,850
Southern Co.                                                                                         4,386,500          147,035
                                                                                                                      1,862,341

MISCELLANEOUS -- 0.72%
Other common stocks in initial period of acquisition                                                                    553,733


TOTAL COMMON STOCKS (cost: $43,770,093,000)                                                                          63,479,186






                                                                                           Shares or principal
CONVERTIBLE SECURITIES -- 0.23%                                                                         amount


CONSUMER DISCRETIONARY -- 0.01%
Interpublic Group of Companies, Inc., Series A, 5.375% convertible
     preferred 2006                                                                                    115,300            5,650


FINANCIALS -- 0.16%
Capital One Financial Corp. 6.25% Upper DECS 2005                                                    1,450,000 units     81,838
Chubb Corp. 7.00% convertible preferred 2005                                                         1,400,000 units     41,426
                                                                                                                        123,264

INFORMATION TECHNOLOGY -- 0.02%
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3)                                     $6,655,000            6,746
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3),(4)                                 $4,445,000            4,506
                                                                                                                         11,252

TELECOMMUNICATION SERVICES -- 0.04%
ALLTEL Corp. 7.75% convertible preferred 2005                                                          500,000 units     26,445


TOTAL CONVERTIBLE SECURITIES (cost: $148,176,000)                                                                       166,611

                                                                                              Principal amount     Market value
BONDS & NOTES -- 2.63%                                                                                   (000)            (000)


CONSUMER DISCRETIONARY -- 0.09%
AOL Time Warner Inc. 5.625% 2005                                                                     $  21,045     $     21,240
General Motors Acceptance Corp. 6.875% 2011                                                             50,000           51,308
                                                                                                                         72,548

TELECOMMUNICATION SERVICES -- 1.09%
AT&T Corp. 9.05% 2011                                                                                  247,575          286,259
AT&T Wireless Services, Inc. 7.50% 2007                                                                 50,000           54,337
AT&T Wireless Services, Inc. 8.125% 2012                                                                30,000           36,317
Sprint Capital Corp. 7.90% 2005                                                                        202,710          204,914
Sprint Capital Corp. 8.375% 2012                                                                       197,500          240,920
                                                                                                                        822,747

MORTGAGE-BACKED OBLIGATIONS -- 0.72%
Fannie Mae 6.00% 2017(5)                                                                               368,376          386,621
Fannie Mae 6.50% 2017(5)                                                                               149,698          158,902
                                                                                                                        545,523

U.S. TREASURY BONDS & NOTES -- 0.73%
U.S. Treasury 1.50% 2005                                                                               555,000          554,567


TOTAL BONDS & NOTES (cost: $1,840,383,000)                                                                            1,995,385







SHORT-TERM SECURITIES -- 13.34%


3M Co. 2.14% due 1/7/2005                                                                               15,000           14,994
Abbott Laboratories Inc. 2.07%-2.25% due 1/4-2/8/2005(4)                                               133,400          133,230
American General Finance 2.30% due 2/22/2005                                                            75,000           74,746
American Express Credit Corp. 2.14%-2.15% due 1/7-1/10/2005                                            150,000          149,919
Anheuser-Busch Cos. Inc. 2.07%-2.30% due 2/1-2/16/2005(4)                                               86,700           86,483
Bank of America Corp. 2.00%-2.24% due 1/5-3/14/2005                                                    210,000          209,614
BellSouth Corp. 2.16%-2.28% due 1/21-1/26/2005(4)                                                      140,400          140,188
CAFCO LLC 1.97%-2.35% due 1/10-2/23/2005(4)                                                            167,700          167,400
Ciesco LLC 2.03% due 1/7/2005(4)                                                                        17,400           17,393
Citicorp 2.05% due 1/5/2005                                                                             30,000           29,991
Caterpillar Financial Services Corp. 2.07%-2.25% due 1/10-1/19/2005                                     45,000           44,962
Caterpillar Inc. 2.28% due 1/18/2005(4)                                                                 30,000           29,966
Clipper Receivables Co. LLC 2.31%-2.36% due 1/25-2/25/2005(4)                                          184,100          183,543
Coca-Cola Co. 2.06%-2.23% due 1/11-2/18/2005                                                           199,500          199,069
Colgate-Palmolive Co. 2.25% due 1/21/2005(4)                                                            50,000           49,934
DuPont (E.I.) de Nemours & Co. 2.23% due 2/11/2005                                                      25,000           24,935
Edison Asset Securitization LLC 2.13%-2.34% due 1/14-2/18/2005(4)                                      100,000           99,814
General Electric Capital Corp. 2.11%-2.37% due 2/8-2/25/2005                                            84,900           84,642
General Electric Capital Services Inc. 2.07% due 1/28/2005                                              50,000           49,913
Eli Lilly and Co. 2.01%-2.27% due 1/11-2/1/2005(4)                                                     130,000          129,809
Exxon Asset Management Co. 2.18%-2.28% due 1/18-1/25/2005(4)                                           100,000           99,866
Fannie Mae 2.15%-2.19% due 1/7-1/28/2005                                                                98,900           98,792
FCAR Owner Trust I 2.03%-2.27% due 1/11-2/7/2005                                                       165,000          164,802
Federal Farm Credit Banks 1.87%-2.36% due 1/4-3/23/2005                                                435,000          433,706
Federal Home Loan Bank 2.01%-2.407% due 1/5-3/28/2005                                                  596,950          595,343
Freddie Mac 2.04%-2.43% due 1/12-3/22/2005                                                             576,424          574,542
Gannett Co. 2.06%-2.26% due 1/13-1/28/2005(4)                                                          141,900          141,714
Harley-Davidson Funding Corp. 2.32% due 2/28/2005(4)                                                    11,900           11,854
Harvard University 2.33% due 3/16/2005                                                                  25,000           24,875
Hershey Foods Corp. 2.27% due 2/11/2005(4)                                                              35,000           34,907
Household Finance Corp. 2.26%  due 2/9/2005                                                             50,000           49,870
IBM Capital Inc. 1.955% due 1/6/2005(4)                                                                 25,000           24,991
International Business Machines Corp. 2.21%-2.27% due 1/28-2/25/2005                                    75,000           74,771
International Bank for Reconstruction and Development 2.09%-2.24% due
     1/14-3/1/2005                                                                                     469,300          468,297
J.P. Morgan Chase & Co. 2.12% due 1/24/2005                                                             70,000           69,895
Park Avenue Receivables Co. LLC 2.28%-2.34% due 1/12-1/28/2005(4)                                      103,502          103,368
Preferred Receivables Funding Corp. 2.30% due 1/20/2005(4)                                              20,000           19,974
Kimberly-Clark Worldwide Inc. 2.26% due 1/12/2005(4)                                                    20,100           20,085
Medtronic Inc. 2.26% due 1/4/2005(4)                                                                    30,000           29,992
NetJets Inc.  2.13%-2.32% due 1/21-2/28/2005(4)                                                         65,000           64,788
New Center Asset Trust 2.30% due 1/19/2005                                                              36,000           35,956
New Center Asset Trust Plus 2.16%-2.39% due 1/21-2/18/2005                                             124,500          124,165
PepsiCo Inc. 2.20%-2.25% due 1/7-1/18/2005(4)                                                           75,100           75,050
Pfizer Inc 2.02%-2.31% due 1/18-2/18/2005(4)                                                           199,900          199,502
Private Export Funding Corp. 2.20% due 2/14/2005(4)                                                     30,000           29,913
Procter & Gamble Co. 2.14%-2.37% due 1/21-3/14/2005(4)                                                 225,000          224,436
SBC Communications Inc. 2.13%-2.36% due 1/24-2/15/2005(4)                                              139,815          139,475
Scripps (E.W.) Co. 2.33% due 2/23/2005(4)                                                               15,000           14,946
Tenessee Valley Authority 2.09%-2.32% due 1/13-3/17/2005                                               278,000          277,246
Three Pillars Funding, LLC 2.24%-2.35% due 1/3-1/20/2005(4)                                            143,333          143,192
Triple-A One Funding Corp. 2.26%-2.34% due 1/5-1/21/2005(4)                                            121,789          121,673
U.S. Treasury Bills 1.70%-2.27% due 1/6-4/14/2005                                                    3,172,700        3,163,572
United Parcel Service Inc. 2.27% due 2/3/2005                                                           44,800           44,704
USAA Capital Corp. 2.16% due 2/15/2005                                                                  25,000           24,926
Variable Funding Capital Corp. 2.10%-2.29% due 1/10-1/21/2005(4)                                       194,200          193,994
Wal-Mart Stores Inc. 2.09%-2.19% due 1/11-1/19/2005(4)                                                  76,800           76,725
Wells Fargo & Co. 2.12%-2.31% due 1/14-2/8/2005                                                        207,800          207,795


TOTAL SHORT-TERM SECURITIES (cost: $10,123,975,000)                                                                  10,124,247

TOTAL INVESTMENT SECURITIES (cost: $55,882,627,000)                                                                  75,765,429

OTHER ASSETS LESS LIABILITIES                                                                                           101,976

NET ASSETS                                                                                                          $75,867,405

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Coupon rate may change periodically.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,812,711,000, which represented 3.70% of the net assets of the fund.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

ADR = American Depositary Receipts





             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of The Investment Company of America:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Investment Company of America (the "Fund") as of December 31, 2004, and for the year then ended and have issued our unqualified report thereon dated February 2, 2005 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of December 31, 2004 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.



PricewaterhouseCoopers LLP
Los Angeles, California
February 2, 2005


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        THE INVESTMENT COMPANY OF AMERICA



By /s/ R. Michael Shanahan
R. Michael Shanahan, Chairman and CEO

Date: March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By   /s/ R. Michael Shanahan
     R. Michael Shanahan, Chairman and CEO

Date: March 10, 2005



By   /s/ Thomas M. Rowland
     Thomas M. Rowland, Treasurer and PFO

Date: March 10, 2005